UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2018, is filed herewith.

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 72.4%

Africa — 0.1%
Randgold Resources Ltd., ADR	413,501	41,829,761

Australia — 0.7%
Newcrest Mining Ltd.	22,277,117	407,410,446

Belgium — 0.6%
Groupe Bruxelles Lambert SA	2,788,865	328,539,551

Brazil — 0.5%
Cielo SA	36,388,540	307,006,891

Canada — 3.9%
Agnico Eagle Mines Ltd.	5,969,324	282,402,409
Barrick Gold Corp.	20,378,638	293,044,814
Canadian Natural Resources Ltd.	2,388,401	81,535,738
Cenovus Energy, Inc.	15,294,201	146,059,620
Franco-Nevada Corp.	2,615,497	199,989,832
Goldcorp, Inc.	14,579,998	208,785,571
Imperial Oil Ltd.	7,367,147	231,615,914
Nutrien Ltd.*	10,696,414	559,850,309
Suncor Energy, Inc.	3,011,620	109,103,892
Wheaton Precious Metals Corp.	9,143,708	197,412,656
		2,309,800,755
Denmark — 0.2%
ISS A/S	2,987,524	116,563,343

France — 5.3%
Bouygues SA	5,688,713	316,169,858
Carrefour SA	6,693,115	159,613,378
Cie de Saint-Gobain	7,208,725	418,717,030
Danone SA	8,040,001	691,974,469
Emin Leydier SA‡(a)(b)(c)(d)	12,000,000	57,657,582
Legrand SA	1,401,821	116,628,442
LVMH Moet Hennessy Louis Vuitton SE	404,478	126,703,194
Neopost SA	152,262	4,533,968
NSC Groupe(b)	64,717	6,026,204
Rexel SA	11,789,132	212,375,969
Robertet SA	157,260	81,222,399
Robertet SA CI (non-voting)‡(a)	42,252	15,275,761
Sabeton SA(b)	385,000	11,471,922
Sanofi	4,886,047	431,201,604
Sodexo SA	2,173,169	278,561,239
TOTAL SA	1,495,313	86,698,148
Wendel SA	851,019	158,678,567
		3,173,509,734
Germany — 1.6%
HeidelbergCement AG	5,883,039	638,639,614
Hornbach Baumarkt AG	29,871	1,145,968
Hornbach Holding AG & Co. KGaA(b)	1,181,422	107,516,035
Linde AG*	938,751	229,138,539
		976,440,156
Hong Kong — 1.9%
CK Asset Holdings Ltd.	4,704,600	44,767,107
Guoco Group Ltd.	12,693,580	180,823,542
Hang Lung Properties Ltd.	125,232,969	330,087,733
Hysan Development Co. Ltd.	23,163,348	129,398,389
Jardine Matheson Holdings Ltd.	6,516,471	413,637,532
Jardine Strategic Holdings Ltd.	520,800	20,727,840
		1,119,442,143
Ireland — 0.3%
CRH plc	4,704,407	174,746,020

Israel — 0.1%
Israel Chemicals Ltd.	12,448,757	52,398,981

Italy — 0.1%
Italmobiliare SpA	1,889,410	57,706,606

Japan — 12.0%
Astellas Pharma, Inc.	15,895,900	209,050,296
Chofu Seisakusho Co. Ltd.(b)	3,379,770	78,969,602
FANUC Corp.	4,251,100	1,153,826,958
Hirose Electric Co. Ltd.(b)	2,442,300	367,733,834
Hoya Corp.	8,345,640	428,657,267
KDDI Corp.	31,838,200	807,999,468
Keyence Corp.	1,008,100	616,057,412
Mitsubishi Estate Co. Ltd.	30,826,080	592,932,185
MS&AD Insurance Group Holdings, Inc.	9,086,420	310,383,225
Nissin Foods Holdings Co. Ltd.	2,006,030	148,839,841
NTT DOCOMO, Inc.	14,218,200	353,285,565
Secom Co. Ltd.	9,186,430	704,088,101
Shimano, Inc.	1,892,590	271,280,809
SMC Corp.	698,556	344,272,042
Sompo Holdings, Inc.	17,037,000	684,105,102
T Hasegawa Co. Ltd.(b)	3,061,300	63,622,152
		7,135,103,859
Mexico — 0.8%
Fresnillo plc	18,230,274	349,029,672
Industrias Penoles SAB de CV	6,401,020	148,351,443
		497,381,115
Norway — 0.0%(e)
Orkla ASA	2,000,066	20,813,084

Russia — 0.1%
Gazprom PJSC, ADR	15,687,012	78,980,372

South Korea — 1.5%
Hyundai Mobis Co. Ltd.	529,740	122,780,026
Kia Motors Corp.	8,374,796	271,544,460
KT&G Corp.	3,768,416	375,835,842
Lotte Confectionery Co. Ltd.*	153,688	25,186,496
Lotte Corp.*	913,277	59,679,784

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments		Shares	Value ($)
Namyang Dairy Products Co. Ltd.*(b)		39,989	26,176,252
			881,202,860
Sweden — 0.8%
Investor AB, Class A		5,939,940	284,948,032
Investor AB, Class B		3,394,798	166,010,194
			450,958,226
Switzerland — 1.6%
Cie Financiere Richemont SA (Registered)		550,340	52,786,456
Nestle SA (Registered)		5,963,365	515,127,200
Pargesa Holding SA		4,327,670	394,520,292
			962,433,948
Thailand — 0.6%
Bangkok Bank PCL, NVDR		51,812,900	342,062,327
Bangkok Bank PCL		36,500	258,717
			342,321,044
United Kingdom — 3.8%
Berkeley Group Holdings plc		6,719,082	378,324,299
British American Tobacco plc		4,778,582	326,600,289
Diageo plc		8,034,220	289,170,677
GlaxoSmithKline plc		13,462,721	250,596,275
Liberty Global plc, Class C*		6,626,353	236,958,383
Lloyds Banking Group plc		267,984,000	264,768,126
TechnipFMC plc		15,536,847	504,326,054
			2,250,744,103
United States — 35.9%
3M Co.		2,815,173	705,200,837
Alleghany Corp.*		418,350	262,598,295
Alphabet, Inc., Class A*		134,718	159,266,314
Alphabet, Inc., Class C*		163,012	190,714,259
American Express Co.		8,849,838	879,673,897
Analog Devices, Inc.		2,275,357	209,059,801
Anthem, Inc.		1,884,793	467,145,945
Automatic Data Processing, Inc.		1,027,905	127,079,895
Bank of New York Mellon Corp. (The)		13,360,022	757,513,247
BB&T Corp.		10,500,485	579,521,767
Berkshire Hathaway, Inc., Class A*		1,088	351,832,054
Brown & Brown, Inc.		4,889,353	256,593,245
CH Robinson Worldwide, Inc.		4,158,442	380,331,105
Cincinnati Financial Corp.		1,900,903	146,179,441
Cintas Corp.		1,821,671	306,860,480
Colgate-Palmolive Co.		3,258,980	241,946,675
Comcast Corp., Class A		22,106,304	940,181,109
ConocoPhillips		7,399,959	435,191,589
Cummins, Inc.		1,378,153	259,092,764
Deere & Co.		3,176,107	528,567,727
Devon Energy Corp.		3,449,156	142,691,584
Exxon Mobil Corp.		8,310,372	725,495,476
Flowserve Corp.(b)		8,414,508	381,345,503
H&R Block, Inc.		3,992,318	105,956,120
JG Boswell Co.		2,485	1,749,440
Mastercard, Inc., Class A		1,133,715	191,597,835
Microsoft Corp.		15,024,912	1,427,516,889
Mills Music Trust(b)		31,592	758,208
National Oilwell Varco, Inc.		17,895,308	656,399,897
Newmont Mining Corp.		1,798,802	72,869,469
NOW, Inc.*(b)		5,851,664	68,991,119
Omnicom Group, Inc.		10,111,773	775,067,401
Oracle Corp.		27,002,083	1,393,037,462
Orbital ATK, Inc.(b)		3,694,106	487,252,581
Praxair, Inc.		1,061,412	171,407,424
Royal Gold, Inc.		1,260,596	112,193,044
San Juan Basin Royalty Trust(b)		3,908,035	38,259,663
Schlumberger Ltd.		12,656,668	931,277,631
Scotts Miracle-Gro Co. (The)		1,614,331	145,725,659
Synchrony Financial		11,102,151	440,533,352
Teradata Corp.*(b)		12,190,179	493,702,249
Texas Instruments, Inc.		2,158,760	236,751,209
Tiffany & Co.		2,478,615	264,344,290
Travelers Cos., Inc. (The)		332,055	49,781,686
UGI Corp.		4,874,044	223,084,994
Union Pacific Corp.		4,056,411	541,530,868
US Bancorp		7,819,459	446,803,887
Varex Imaging Corp.*		1,256,253	53,353,065
Varian Medical Systems, Inc.*		3,140,634	400,430,835
Visa, Inc., Class A		1,265,285	157,186,356
Vista Outdoor, Inc.*(b)		3,252,457	49,274,724
Weyerhaeuser Co., REIT		23,709,923	890,070,509
Willis Towers Watson plc		2,058,297	330,294,920
WR Berkley Corp.		4,386,051	320,094,002
Xilinx, Inc.		6,088,374	444,573,069
			21,355,952,866
TOTAL COMMON STOCKS (Cost $26,691,238,622)			43,041,285,864

		Ounces

COMMODITIES — 7.1%

Gold bullion* (Cost $3,289,770,460)		3,110,306	4,185,818,924

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.0%

Indonesia — 0.0%(e)
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	345,617,000,000	27,993,596

Malaysia — 0.0%(e)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	54,021,000	13,944,466

Mexico — 0.4%
Mexican Bonos
4.75%, 6/14/2018	MXN	2,559,090,000	135,951,764
5.00%, 12/11/2019	MXN	764,192,000	39,260,419

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
6.50%, 6/10/2021	MXN	1,813,760,000	94,513,251
			269,725,434
Poland — 0.2%
Poland Government Bond
3.25%, 7/25/2019	PLN	306,347,000	93,805,147

Singapore — 0.4%
Singapore Government Bond
0.50%, 4/1/2018	SGD	154,398,000	117,581,645
3.25%, 9/1/2020	SGD	119,604,000	94,822,503
			212,404,148
Venezuela, Bolivarian Republic of — 0.0%
Venezuela Government Bond
Zero Coupon, 4/15/2020‡(a)(f)		53,230	—

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $639,369,026)			617,872,791

U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Notes
1.13%, 1/15/2019(g) (Cost $113,268,956)		114,023,000	113,158,920

CORPORATE BONDS — 0.1%

France — 0.1%
Emin Leydier SA
(EURIBOR 6 Month + 8.00%), 7.73%, 11/30/2020‡(a)(d)(f)		15,000,000	18,623,250

United States — 0.0%(e)
Bausch & Lomb, Inc.
7.13%, 8/1/2028		5,467,000	5,337,159

TOTAL CORPORATE BONDS (COST $21,933,583)			23,960,409

SHORT-TERM INVESTMENTS — 19.4%

COMMERCIAL PAPER — 19.4%
Alphabet, Inc.
1.40%, 2/1/2018(h)		33,092,000	33,090,750
American Express Credit Corp.
1.51%, 3/2/2018(h)		25,516,000	25,477,938
1.56%, 3/7/2018(h)		46,113,000	46,032,213
American Honda Finance Corp.
1.29%, 2/12/2018(h)		30,016,000	30,001,642
1.31%, 2/15/2018(h)		54,817,000	54,783,881
1.57%, 3/26/2018(h)		54,656,000	54,528,105
1.59%, 4/4/2018(h)		50,396,000	50,256,920
1.69%, 5/4/2018(h)		40,458,000	40,285,548
Apple, Inc.
1.25%, 2/2/2018(h)(i)		75,000,000	74,994,313
1.25%, 2/13/2018(h)(i)		55,591,000	55,562,494
1.27%, 2/16/2018(h)(i)		72,551,000	72,504,728
1.34%, 2/27/2018(h)(i)		22,551,000	22,525,867
1.31%, 3/9/2018(h)(i)		89,217,000	89,078,357
1.31%, 3/13/2018(h)(i)		50,000,000	49,913,558
1.34%, 3/23/2018(h)(i)		86,454,000	86,265,999
1.34%, 4/3/2018(h)(i)		25,000,000	24,933,048
1.63%, 4/16/2018(h)(i)		75,432,000	75,182,918
1.62%, 5/7/2018(h)(i)		100,000,000	99,562,667
Chevron Corp.
1.25%, 2/16/2018(h)		66,434,000	66,391,157
1.57%, 4/9/2018(h)		61,844,000	61,669,359
1.50%, 4/13/2018(h)		69,662,000	69,453,293
Cisco Systems, Inc.
1.27%, 2/9/2018(h)		77,703,000	77,675,804
1.30%, 3/1/2018(h)		151,247,000	151,064,852
1.35%, 3/8/2018(h)		60,050,000	59,959,324
Coca-Cola Co. (The)
1.27%, 2/1/2018(h)		50,000,000	49,998,083
1.27%, 2/2/2018(h)		50,000,000	49,996,153
1.26%, 2/9/2018(h)		52,001,000	51,982,540
1.32%, 2/13/2018(h)		24,800,000	24,787,104
1.28%, 2/21/2018(h)		130,931,000	130,818,115
1.28%, 2/22/2018(h)		26,011,000	25,987,427
1.34%, 3/2/2018(h)		85,320,000	85,211,928
1.43%, 3/15/2018(h)		92,239,000	92,069,111
1.37%, 3/21/2018(h)		66,300,000	66,159,945
1.37%, 3/22/2018(h)		75,000,000	74,838,230
1.46%, 4/25/2018(h)		48,600,000	48,415,612
1.62%, 5/1/2018(h)		61,238,000	60,986,924
1.63%, 5/3/2018(h)		96,240,000	95,834,926
EI du Pont de Nemours & Co.
1.67%, 2/26/2018(h)		26,571,000	26,536,247
1.69%, 3/5/2018(h)		13,241,000	13,218,679
1.87%, 4/2/2018(h)		21,050,000	20,982,159
Engie SA
1.32%, 2/2/2018(h)		37,307,000	37,304,036
1.60%, 4/6/2018(h)		34,839,000	34,736,467
1.56%, 4/10/2018(h)		47,844,000	47,693,336
1.63%, 4/18/2018(h)		82,093,000	81,799,769
1.65%, 5/2/2018(h)		33,092,000	32,948,792
Eni Finance USA, Inc.
1.65%, 2/1/2018(h)		20,009,000	20,009,000
Entergy Corp.
1.65%, 2/1/2018(h)		15,965,000	15,964,176
Erste Abwicklungsanstalt
1.40%, 2/6/2018(h)(i)		13,876,000	13,872,656
Essilor International SA
1.34%, 2/15/2018(h)		36,574,000	36,551,446
1.58%, 3/7/2018(h)		20,195,000	20,164,528
1.62%, 4/19/2018(h)		15,118,000	15,063,691
Export Development Corp.
1.28%, 2/1/2018(h)		59,520,000	59,517,751
1.27%, 3/5/2018(h)		39,868,000	39,812,999

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.27%, 3/6/2018(h)	38,586,000	38,531,081
1.27%, 3/19/2018(h)	111,439,000	111,216,692
1.28%, 3/21/2018(h)	52,236,000	52,127,076
1.36%, 4/2/2018(h)	106,876,000	106,594,940
1.66%, 4/10/2018(h)	79,356,000	79,117,053
1.66%, 5/18/2018(h)	52,101,000	51,841,307
Exxon Mobil Corp.
1.42%, 2/16/2018(h)	50,000,000	49,967,755
Ford Motor Credit Co. LLC
1.66%, 3/13/2018(h)	50,000,000	49,902,454
1.66%, 3/14/2018(h)	50,000,000	49,899,900
1.68%, 3/19/2018(h)	36,437,000	36,354,656
1.77%, 4/3/2018(h)	55,503,000	55,333,139
1.77%, 4/5/2018(h)	38,552,000	38,429,662
1.74%, 4/13/2018(h)	80,221,000	79,929,958
1.78%, 4/16/2018(h)	43,539,000	43,373,461
1.78%, 4/19/2018(h)	87,078,000	86,731,604
1.78%, 4/20/2018(h)	87,078,000	86,726,398
Government of Quebec
1.23%, 2/13/2018(h)	24,232,000	24,219,574
1.21%, 2/27/2018(h)	35,204,000	35,164,765
1.21%, 2/28/2018(h)	35,204,000	35,163,175
Henkel Corp.
1.57%, 2/20/2018(h)	55,866,000	55,819,445
1.51%, 3/12/2018(h)	75,040,000	74,909,680
1.65%, 4/4/2018(h)	49,256,000	49,116,532
1.65%, 4/5/2018(h)	19,276,000	19,220,451
Hitachi America Capital Ltd.
1.65%, 2/1/2018(h)	35,647,000	35,645,354
IBM Credit LLC
1.58%, 2/26/2018(h)	15,224,000	15,207,496
1.63%, 3/14/2018(h)	33,118,000	33,058,498
John Deere Capital Corp.
1.65%, 4/3/2018(h)	82,825,000	82,600,337
Kreditanstalt fuer Wiederaufbau
1.44%, 3/13/2018(h)	105,043,000	104,852,066
1.64%, 4/12/2018(h)	78,930,000	78,664,120
1.63%, 4/23/2018(h)	95,956,000	95,578,317
1.70%, 5/8/2018(h)	70,045,000	69,715,851
Kroger Co. (The)
1.60%, 2/1/2018(h)	17,229,000	17,229,000
LVMH Moet Hennessy Louis Vuitton, Inc.
1.37%, 2/12/2018(h)	36,002,000	35,984,179
1.34%, 2/15/2018(h)	30,016,000	29,997,240
1.67%, 4/11/2018(h)	52,663,000	52,494,756
MetLife Short Term Funding LLC
1.29%, 2/9/2018(h)	34,779,000	34,766,366
1.50%, 3/9/2018(h)	64,841,000	64,737,038
1.48%, 3/12/2018(h)	74,600,000	74,469,616
1.54%, 3/14/2018(h)	51,724,000	51,628,535
1.57%, 4/6/2018(h)	30,922,000	30,830,883
1.62%, 4/17/2018(h)	111,006,000	110,612,533
1.64%, 5/1/2018(h)	82,938,000	82,577,220
Microsoft Corp.
1.48%, 2/2/2018(h)	38,552,000	38,549,077
1.32%, 2/6/2018(h)	54,392,000	54,379,445
1.22%, 2/7/2018(h)	100,000,000	99,972,972
1.29%, 2/8/2018(h)	83,022,000	82,996,263
1.31%, 2/13/2018(h)	75,000,000	74,961,542
1.34%, 2/14/2018(h)	77,703,000	77,659,939
1.44%, 2/20/2018(h)	50,137,000	50,096,528
Mitsubishi International Corp.
1.54%, 3/7/2018(h)	45,151,000	45,081,292
1.55%, 3/8/2018(h)	30,922,000	30,872,772
1.58%, 3/16/2018(h)	75,921,000	75,770,584
1.58%, 3/21/2018(h)	28,953,000	28,888,370
Mitsui & Co. USA, Inc.
1.63%, 2/20/2018(h)	33,092,000	33,059,827
Nestle Capital Corp.
1.27%, 2/7/2018(h)	83,022,000	83,000,368
1.25%, 2/12/2018(h)	29,315,000	29,301,662
1.43%, 3/5/2018(h)	50,000,000	49,934,687
1.31%, 3/12/2018(h)	89,217,000	89,074,550
1.36%, 3/14/2018(h)	50,000,000	49,916,000
1.50%, 4/5/2018(h)	66,183,000	66,008,629
NRW Bank
1.40%, 2/14/2018(h)	69,557,000	69,515,966
1.51%, 4/5/2018(h)	68,504,000	68,302,568
1.57%, 4/9/2018(h)	54,671,000	54,498,750
1.58%, 4/12/2018(h)	63,079,000	62,870,247
1.66%, 4/13/2018(h)	138,229,000	137,763,998
1.66%, 4/18/2018(h)	82,825,000	82,524,016
1.66%, 4/19/2018(h)	84,568,000	84,255,958
1.66%, 4/20/2018(h)	82,816,000	82,505,778
Ontario Teachers’ Finance Trust
1.87%, 7/25/2018(h)(i)	72,918,000	72,245,230
1.85%, 7/27/2018(h)(i)	69,662,000	69,010,213
Pfizer, Inc.
1.30%, 2/12/2018(h)	100,000,000	99,952,833
1.27%, 2/16/2018(h)	49,825,000	49,793,223
1.29%, 2/21/2018(h)	60,032,000	59,980,943
1.33%, 3/1/2018(h)	24,000,000	23,971,096
1.34%, 3/2/2018(h)	100,000,000	99,875,000
1.31%, 3/5/2018(h)	127,152,000	126,976,584
1.33%, 3/9/2018(h)	80,063,000	79,938,582
1.49%, 3/12/2018(h)	75,000,000	74,873,583
1.55%, 3/15/2018(h)	83,533,000	83,381,142
Philip Morris International, Inc.
1.63%, 3/20/2018(h)	75,432,000	75,272,889
Praxair, Inc.
1.48%, 3/7/2018(h)	52,946,000	52,866,110
Procter & Gamble Co. (The)
1.22%, 2/5/2018(h)	79,789,000	79,773,707
1.22%, 2/6/2018(h)	50,000,000	49,988,459
1.23%, 2/7/2018(h)	125,000,000	124,966,215
1.22%, 2/8/2018(h)	79,789,000	79,764,265
1.30%, 2/14/2018(h)	42,167,000	42,143,632
1.57%, 4/16/2018(h)	82,825,000	82,551,505
Province of Quebec Canada
1.39%, 2/20/2018(h)	124,238,000	124,137,713
1.48%, 3/8/2018(h)	23,038,000	23,003,213
1.50%, 3/20/2018(h)	35,274,000	35,202,041

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.44%, 3/21/2018(h)	28,133,000	28,074,336
PSP Capital, Inc.
1.23%, 2/1/2018(h)(i)	29,495,000	29,493,846
1.23%, 2/2/2018(h)(i)	44,152,000	44,148,539
1.30%, 2/6/2018(h)(i)	62,267,000	62,252,201
1.31%, 2/9/2018(h)(i)	68,822,000	68,797,259
1.49%, 3/8/2018(h)(i)	38,962,000	38,902,232
1.40%, 3/19/2018(h)(i)	38,702,000	38,623,177
1.61%, 3/22/2018(h)(i)	36,798,000	36,717,913
1.67%, 4/16/2018(h)(i)	82,825,000	82,543,740
1.64%, 5/2/2018(h)(i)	25,949,000	25,839,263
QUALCOMM, Inc.
1.24%, 2/1/2018(h)	52,806,000	52,803,905
1.27%, 2/5/2018(h)	49,808,000	49,798,018
1.29%, 2/13/2018(h)	30,830,000	30,813,601
1.29%, 2/14/2018(h)	30,830,000	30,812,304
1.31%, 2/21/2018(h)	51,359,000	51,313,941
1.55%, 3/1/2018(h)	25,000,000	24,969,067
1.34%, 3/7/2018(h)	23,236,000	23,200,939
Rockwell Autom, Inc.
1.46%, 3/7/2018(h)	44,608,000	44,529,850
1.46%, 3/8/2018(h)	44,608,000	44,527,527
Sanofi
1.57%, 3/14/2018(h)	47,978,000	47,892,919
1.57%, 3/16/2018(h)	47,978,000	47,888,692
1.63%, 3/23/2018(h)	38,552,000	38,468,166
1.63%, 3/28/2018(h)	41,047,000	40,948,478
Schlumberger Holdings Corp.
1.49%, 2/6/2018(h)	44,473,000	44,460,429
1.55%, 2/13/2018(h)	36,539,000	36,516,266
1.61%, 3/1/2018(h)	53,530,000	53,452,985
1.80%, 4/11/2018(h)	50,348,000	50,163,265
Time Warner, Inc.
1.60%, 2/12/2018(h)	18,923,000	18,912,081
Total Capital Canada Ltd.
1.30%, 2/5/2018(h)	122,132,000	122,107,828
1.45%, 3/6/2018(h)	243,581,000	243,218,213
1.67%, 3/16/2018(h)	8,781,000	8,763,903
1.66%, 4/9/2018(h)	10,266,000	10,234,217
1.66%, 4/10/2018(h)	15,161,000	15,113,315
1.72%, 4/17/2018(h)	103,520,000	103,157,876
1.72%, 4/20/2018(h)	38,386,000	38,245,831
Unilever Capital Corp.
1.46%, 2/12/2018(h)	39,892,000	39,872,918
1.50%, 2/23/2018(h)	39,214,000	39,176,745
1.52%, 3/15/2018(h)	76,080,000	75,939,874
1.52%, 3/16/2018(h)	76,080,000	75,936,521
1.55%, 3/20/2018(h)	72,875,000	72,724,391
1.63%, 4/3/2018(h)	75,432,000	75,227,391
1.63%, 4/4/2018(h)	75,432,000	75,223,827
1.62%, 4/11/2018(h)	30,020,000	29,927,013
1.64%, 4/12/2018(h)	27,830,000	27,742,400
1.65%, 4/17/2018(h)	53,598,000	53,416,166
1.65%, 4/18/2018(h)	77,319,000	77,052,744
UnitedHealth Group, Inc.
1.71%, 3/19/2018(h)	30,235,000	30,162,763
VW Credit, Inc.
2.02%, 5/1/2018(h)	67,062,000	66,728,367
Walt Disney Co. (The)
1.21%, 2/8/2018(h)	82,431,000	82,405,081
1.64%, 3/27/2018(h)	50,467,000	50,346,566
1.64%, 4/6/2018(h)	123,140,000	122,788,264
1.64%, 4/10/2018(h)	77,105,000	76,869,875
1.64%, 4/26/2018(h)	41,408,000	41,248,832
1.64%, 4/27/2018(h)	41,408,000	41,246,663
1.64%, 4/30/2018(h)	30,235,000	30,112,563
1.66%, 5/15/2018(h)	43,539,000	43,326,810
TOTAL COMMERCIAL PAPER (Cost $11,522,778,848)		11,521,408,590

	Shares

INVESTMENT COMPANY — 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.13% (j)(Cost $39,349)	39,349	39,349
TOTAL SHORT-TERM INVESTMENTS (Cost $11,522,818,197)		11,521,447,939

Total Investments — 100.2% (Cost $42,278,398,844)		59,503,544,847
Liabilities Less Other Assets — (0.2)%		(79,181,221)
Net Assets — 100.0%		59,424,363,626

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $91,556,593, which represents approximately 0.15% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(d)	Represents a security that is subject to legal or contractual restrictions on resale.
(e)	Represents less than 0.05% of net assets.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2018.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	The rate shown was the current yield as of January 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

(i)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at January 31, 2018 amounts to $1,232,970,218, which represents approximately 2.07% of net assets of the Fund.

(j)	Represents 7-day effective yield as of January 31, 2018.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 7.73% due 11/30/2020	07/03/09	$17,023,220	$1.24
Emin Leydier SA	07/03/09	1,149,902	4.80

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,426,164,076
Aggregate gross unrealized depreciation	(1,281,385,706)
Net unrealized appreciation	$17,144,778,370
Federal income tax cost	$42,278,398,844

See Notes to Consolidated Schedule of Investments.

(Continued)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	346,384,710	JPY	37,401,755,000	JPMorgan Chase Bank	2/14/2018	$3,570,808
Total unrealized appreciation						3,570,808
USD	240,030,193	EUR	203,724,000	JPMorgan Chase Bank	2/14/2018	(13,088,016)
USD	44,662,811	GBP	33,934,000	JPMorgan Chase Bank	2/14/2018	(3,539,107)
USD	78,712,098	EUR	65,928,000	UBS AG	3/14/2018	(3,347,163)
USD	63,872,296	GBP	47,558,000	UBS AG	3/14/2018	(3,752,720)
USD	315,599,041	JPY	35,205,862,000	UBS AG	3/14/2018	(7,580,563)
USD	170,991,824	EUR	145,494,000	HSBC Bank plc	4/18/2018	(10,551,221)
USD	82,276,835	GBP	60,673,000	HSBC Bank plc	4/18/2018	(4,123,486)
USD	220,836,037	JPY	24,869,119,000	HSBC Bank plc	4/18/2018	(7,970,079)
USD	194,581,542	EUR	163,193,000	Bank of New York Mellon	5/16/2018	(9,439,133)
USD	33,820,757	GBP	24,132,000	Bank of New York Mellon	5/16/2018	(581,833)
USD	317,954,452	JPY	34,883,733,000	Bank of New York Mellon	5/16/2018	(3,573,869)
USD	443,519,763	EUR	365,592,000	Goldman Sachs	6/13/2018	(14,481,333)
USD	276,269,340	JPY	30,123,872,000	Goldman Sachs	6/13/2018	(1,909,918)
Total unrealized depreciation						(83,938,441)
Net unrealized depreciation						$(80,367,633)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

Affiliated Securities

Security Description	Shares at January 31, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2018	Dividend/ Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc*	6,719,082	$366,860,523	$—	$(37,763,694)	$21,607,308	$27,620,162	$378,324,299	$—	$—
Chofu Seisakusho Co. Ltd.	3,379,770	83,273,333	—	(767,364)	67,246	(3,603,613)	78,969,602	432,004	—
Emin Leydier SA	12,000,000	53,816,069	—	—	—	3,841,513	57,657,582	—	—
Flowserve Corp.	8,414,508	370,827,368	—	—	—	10,518,135	381,345,503	1,598,757	—
Hirose Electric Co. Ltd.	2,442,300	367,409,683	—	—	—	324,151	367,733,834	—	—
Hornbach Holding AG & Co. KGaA	1,181,422	101,162,948	—	—	—	6,353,087	107,516,035	—	—
Mills Music Trust	31,592	770,845	—	—	—	(12,637)	758,208	25,801	—
Namyang Dairy Products Co. Ltd.	39,989	23,439,818	—	—	—	2,736,434	26,176,252	—	—
NOW, Inc.	5,851,664	73,262,833	—	—	—	(4,271,714)	68,991,119	—	—
NSC Groupe	64,717	5,740,670	—	—	—	285,534	6,026,204	—	—
Orbital ATK, Inc.	3,694,106	491,057,511	—	—	—	(3,804,930)	487,252,581	1,182,114	—
Sabeton SA	385,000	11,077,141	—	—	—	394,781	11,471,922	—	—
San Juan Basin Royalty Trust	3,908,035	29,427,504	—	—	—	8,832,159	38,259,663	829,336	—
T Hasegawa Co. Ltd.	3,061,300	67,686,317	—	(5,664,046)	1,399,654	200,227	63,622,152	80,633	—
Teradata Corp.	12,190,179	407,761,488	—	—	—	85,940,761	493,702,249	—	—
Vista Outdoor, Inc.	3,252,457	68,008,876	—	—	—	(18,734,152)	49,274,724	—	—
Total	66,616,121	$2,521,582,927	$—	$(44,195,104)	$23,074,208	$116,619,898	$2,617,081,929	$4,148,645	$—

*Represents an unaffiliated issuer as of January 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	0.6
Auto Components	0.2
Automobiles	0.5
Banks	2.8
Beverages	0.5
Building Products	0.7
Capital Markets	1.6
Chemicals	2.1
Commercial Services & Supplies	1.9
Commodities	7.1
Construction & Engineering	0.5
Construction Materials	1.3
Consumer Finance	2.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Diversified Financial Services	2.9
Electrical Equipment	0.2
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	3.6
Equity Real Estate Investment Trusts (REITs)	1.5
Food & Staples Retailing	0.3
Food Products	2.4
Foreign Government Securities	1.0
Gas Utilities	0.4
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	0.5
Household Durables	0.7
Household Products	0.4
Industrial Conglomerates	2.1
Insurance	4.0
Internet Software & Services	0.6
IT Services	2.1
Leisure Products	0.6
Machinery	4.4
Media	3.3
Metals & Mining	3.9
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	1.5
Real Estate Management & Development	1.9
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	1.6
Software	4.7
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.0 *
Textiles, Apparel & Luxury Goods	0.3
Tobacco	1.2
Trading Companies & Distributors	0.5
U.S. Treasury Obligations	0.2
Wireless Telecommunication Services	2.0
Short-Term Investments	19.4
Total Investments	100.2%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 71.8%

Africa — 0.1%
Randgold Resources Ltd., ADR	118,663	12,003,949

Australia — 0.7%
Newcrest Mining Ltd.	7,061,240	129,138,027

Belgium — 0.7%
Groupe Bruxelles Lambert SA	907,727	106,933,904
Sofina SA	98,473	17,165,185
		124,099,089
Brazil — 0.8%
Cielo SA	17,529,180	147,892,140

Canada — 6.2%
Agnico Eagle Mines Ltd.	1,977,932	93,573,872
Barrick Gold Corp.	4,694,846	67,511,886
Canadian Natural Resources Ltd.	1,096,974	37,448,730
Cenovus Energy, Inc.	9,854,984	94,115,097
Franco-Nevada Corp.	882,841	67,505,037
Goldcorp, Inc.	7,294,482	104,456,982
Imperial Oil Ltd.	6,403,124	201,307,972
Nutrien Ltd.*	7,058,038	369,417,709
Suncor Energy, Inc.	1,889,614	68,456,260
Wheaton Precious Metals Corp.	2,972,376	64,173,598
		1,167,967,143
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	5,109,630	150,069,833

Denmark — 0.6%
ISS A/S	2,725,157	106,326,647

France — 9.8%
Bouygues SA	2,770,374	153,973,096
Carrefour SA	3,237,822	77,213,630
Cie de Saint-Gobain	3,533,820	205,261,071
Danone SA	4,221,140	363,298,601
Emin Leydier SA‡(a)(b)(c)(d)	11,593,581	55,704,821
Laurent-Perrier(b)	558,938	66,619,149
Legrand SA	648,834	53,981,570
Legris Industries SA‡(a)(b)(d)	905,366	37,565,990
Neopost SA	71,800	2,138,018
Rexel SA	7,346,731	132,348,091
Robertet SA(b)	196,831	101,660,219
Robertet SA CI (non-voting)‡(a)	51,500	18,619,277
Sabeton SA	100,000	2,979,720
Sanofi	2,435,615	214,946,990
Sodexo SA	1,256,822	161,102,010
TOTAL SA	1,701,890	98,675,468
Wendel SA	493,657	92,045,871
		1,838,133,592
Germany — 3.1%
Hamburger Hafen und Logistik AG	1,449,647	40,481,480
HeidelbergCement AG	2,786,826	302,526,888
Hornbach Holding AG & Co. KGaA	385,305	35,064,918
Linde AG*	434,377	106,026,530
Telefonica Deutschland Holding AG	17,203,082	86,959,369
		571,059,185
Greece — 0.5%
JUMBO SA	5,088,499	100,576,604

Hong Kong — 4.8%
CK Asset Holdings Ltd.	2,426,200	23,086,756
Great Eagle Holdings Ltd.	22,777,700	119,527,856
Guoco Group Ltd.	7,806,340	111,203,463
Hang Lung Properties Ltd.	78,545,392	207,029,112
Hopewell Holdings Ltd.	22,865,604	92,291,604
Hysan Development Co. Ltd.	17,500,405	97,763,252
Jardine Matheson Holdings Ltd.	3,526,800	223,866,085
Jardine Strategic Holdings Ltd.	233,600	9,297,280
Swire Properties Ltd.	5,454,119	19,094,365
		903,159,773
Ireland — 0.4%
CRH plc	2,108,597	78,324,204

Israel — 0.2%
Israel Chemicals Ltd.	7,510,515	31,613,062

Italy — 0.1%
Italmobiliare SpA	575,830	17,587,075

Japan — 21.2%
As One Corp.(b)	1,299,640	83,778,179
Astellas Pharma, Inc.	7,104,800	93,436,707
Chofu Seisakusho Co. Ltd.(b)	1,860,700	43,475,958
Daiichikosho Co. Ltd.	2,715,380	148,325,891
FANUC Corp.	2,072,940	562,634,154
Hirose Electric Co. Ltd.	1,086,600	163,607,904
Hoya Corp.	4,065,130	208,797,350
Kansai Paint Co. Ltd.	3,559,930	88,054,490
KDDI Corp.	16,995,400	431,314,401
Keyence Corp.	478,700	292,537,132
Maezawa Kasei Industries Co. Ltd.(b)	930,900	10,362,641
Mitsubishi Estate Co. Ltd.	16,844,350	323,996,994
MS&AD Insurance Group Holdings, Inc.	4,625,500	158,002,558
Nagaileben Co. Ltd.	1,687,224	43,323,841
Nissin Foods Holdings Co. Ltd.	1,056,530	78,390,531
NTT DOCOMO, Inc.	7,627,300	189,518,715
Secom Co. Ltd.	4,481,900	343,512,383
Shimano, Inc.	835,470	119,754,927
SK Kaken Co. Ltd.	437,806	50,011,803
SMC Corp.	332,490	163,862,326

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments		Shares	Value ($)
Sompo Holdings, Inc.		8,193,900	329,018,536
T Hasegawa Co. Ltd.		1,943,011	40,381,061
			3,966,098,482
Mexico — 0.9%
Fresnillo plc		5,813,900	111,310,648
Industrias Penoles SAB de CV		2,246,692	52,069,826
			163,380,474
Netherlands — 0.6%
HAL Trust		571,392	108,398,113

Norway — 0.7%
Orkla ASA		13,188,419	137,241,308

Poland — 0.0%(e)
Pfleiderer Group SA		480,931	5,577,845

Russia — 0.2%
Gazprom PJSC, ADR		8,419,603	42,390,697

Singapore — 1.5%
ComfortDelGro Corp. Ltd.		32,779,415	52,413,480
Haw Par Corp. Ltd.(b)		25,512,113	234,739,445
			287,152,925
South Korea — 3.1%
Fursys, Inc.*(b)		872,463	28,269,157
Hyundai Mobis Co. Ltd.		257,958	59,787,990
Kia Motors Corp.		4,780,370	154,998,759
KT&G Corp.		1,881,935	187,691,228
Lotte Confectionery Co. Ltd.*		104,605	17,142,740
Lotte Corp.*		621,610	40,620,262
Namyang Dairy Products Co. Ltd.*		22,950	15,022,756
Namyang Dairy Products Co. Ltd. (Preference)*		27,183	5,613,009
NongShim Co. Ltd.		203,663	61,712,129
			570,858,030
Sweden — 1.3%
Investor AB, Class A		3,013,030	144,539,670
Investor AB, Class B		2,096,088	102,501,526
			247,041,196
Switzerland — 3.2%
Cie Financiere Richemont SA (Registered)		252,160	24,186,199
Nestle SA (Registered)		4,178,516	360,948,432
Pargesa Holding SA		2,413,791	220,046,707
			605,181,338
Taiwan — 0.1%
Taiwan Secom Co. Ltd.		8,545,694	26,415,313

Thailand — 1.1%
Bangkok Bank PCL, NVDR		24,226,759	159,942,052
Bangkok Bank PCL		15,000	106,322
Thai Beverage PCL		52,214,985	36,619,749
			196,668,123
Turkey — 0.2%
AG Anadolu Grubu Holding A/S		5,893,909	46,648,121

United Kingdom — 7.8%
Berkeley Group Holdings plc		3,051,776	171,833,149
British American Tobacco plc		2,996,795	204,821,036
Diageo plc		5,378,305	193,577,982
GlaxoSmithKline plc		8,720,208	162,318,720
Hiscox Ltd.		5,881,403	118,125,241
Liberty Global plc, Class C*		3,160,082	113,004,532
Lloyds Banking Group plc		128,468,590	126,926,936
TechnipFMC plc		11,366,709	368,963,374
			1,459,570,970
United States — 1.1%
Newmont Mining Corp.		579,673	23,482,553
Royal Gold, Inc.		551,449	49,078,961
Willis Towers Watson plc		841,188	134,985,439
			207,546,953
TOTAL COMMON STOCKS (Cost $8,914,699,784)			13,448,120,211

		Ounces

COMMODITIES — 7.2%

Gold bullion* (Cost $943,895,802)		1,003,583	1,350,611,714

		Principal Amount ($)

FOREIGN GOVERNMENT SECURITIES — 1.7%

Indonesia — 0.1%
Indonesia Treasury Bond
8.25%, 7/15/2021	IDR	152,606,000,000	12,360,476

Malaysia — 0.0%(e)
Malaysia Government Bond
3.66%, 10/15/2020	MYR	25,956,000	6,700,034

Mexico — 0.8%
Mexican Bonos
4.75%, 6/14/2018	MXN	1,249,660,000	66,388,240
5.00%, 12/11/2019	MXN	480,074,000	24,663,836
6.50%, 6/10/2021	MXN	1,025,590,000	53,442,487
			144,494,563
Poland — 0.2%
Poland Government Bond
3.25%, 7/25/2019	PLN	157,760,000	48,306,986

Singapore — 0.6%
Singapore Government Bond
0.50%, 4/1/2018	SGD	88,530,000	67,419,935
3.25%, 9/1/2020	SGD	53,521,000	42,431,651
			109,851,586
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $331,139,010)			321,713,645

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Notes
1.13%, 1/15/2019(f) (Cost $35,739,081)	35,977,000	35,704,362

CORPORATE BONDS — 0.1%

France — 0.1%
Emin Leydier SA
(EURIBOR 6 Month + 8.00%), 7.73%, 11/30/2020‡(a)(d)(g) (Cost $11,299,687)	10,000,000	12,415,500

SHORT-TERM INVESTMENTS — 19.1%

COMMERCIAL PAPER — 19.1%
Alphabet, Inc.
1.40%, 2/1/2018(h)	16,908,000	16,907,361
American Express Credit Corp.
1.51%, 3/2/2018(h)	3,084,000	3,079,400
1.56%, 3/7/2018(h)	20,397,000	20,361,265
American Honda Finance Corp.
1.29%, 2/12/2018(h)	19,984,000	19,974,441
1.31%, 2/15/2018(h)	75,183,000	75,137,577
1.57%, 3/26/2018(h)	20,344,000	20,296,395
1.59%, 4/4/2018(h)	31,094,000	31,008,188
1.69%, 5/4/2018(h)	4,542,000	4,522,640
Apple, Inc.
1.25%, 2/13/2018(h)(i)	19,409,000	19,399,048
1.27%, 2/16/2018(h)(i)	2,449,000	2,447,438
1.34%, 2/27/2018(h)(i)	4,191,000	4,186,329
1.31%, 3/9/2018(h)(i)	10,783,000	10,766,243
1.34%, 3/23/2018(h)(i)	13,546,000	13,516,543
1.63%, 4/16/2018(h)(i)	24,568,000	24,486,875
Chevron Corp.
1.25%, 2/16/2018(h)	33,566,000	33,544,354
1.57%, 4/9/2018(h)	38,156,000	38,048,252
1.50%, 4/13/2018(h)	10,338,000	10,307,027
Cisco Systems, Inc.
1.27%, 2/9/2018(h)	14,722,000	14,716,847
1.29%, 3/1/2018(h)	23,753,000	23,724,394
1.35%, 3/8/2018(h)	27,196,000	27,154,934
Coca-Cola Co. (The)
1.26%, 2/9/2018(h)	26,274,000	26,264,673
1.28%, 2/21/2018(h)	29,069,000	29,043,938
1.28%, 2/22/2018(h)	6,589,000	6,583,028
1.33%, 3/2/2018(h)	44,680,000	44,623,405
1.43%, 3/15/2018(h)	15,143,000	15,115,109
1.62%, 5/1/2018(h)	16,762,000	16,693,276
1.63%, 5/3/2018(h)	19,960,000	19,875,988
EI du Pont de Nemours & Co.
1.67%, 2/26/2018(h)	33,429,000	33,385,277
1.69%, 3/5/2018(h)	16,659,000	16,630,917
Engie SA
1.32%, 2/2/2018(h)	13,693,000	13,691,912
1.60%, 4/6/2018(h)	8,161,000	8,136,982
1.56%, 4/10/2018(h)	12,856,000	12,815,515
1.63%, 4/18/2018(h)	17,907,000	17,843,037
1.65%, 5/2/2018(h)	16,908,000	16,834,830
Eni Finance USA, Inc.
1.65%, 2/1/2018(h)	19,704,000	19,704,000
Entergy Corp.
1.65%, 2/1/2018(h)	15,722,000	15,721,189
Erste Abwicklungsanstalt
1.40%, 2/6/2018(h)(i)	31,848,000	31,840,325
Essilor International SA
1.34%, 2/15/2018(h)	13,426,000	13,417,721
1.58%, 3/7/2018(h)	4,405,000	4,398,353
1.62%, 4/19/2018(h)	13,211,000	13,163,542
Export Development Corp.
1.28%, 2/1/2018(h)	36,493,000	36,491,621
1.27%, 3/2/2018(h)	50,000,000	49,937,500
1.27%, 3/5/2018(h)	9,832,000	9,818,436
1.27%, 3/6/2018(h)	15,814,000	15,791,492
1.27%, 3/19/2018(h)	54,161,000	54,052,955
1.28%, 3/21/2018(h)	23,664,000	23,614,655
1.34%, 4/2/2018(h)	45,424,000	45,304,545
1.66%, 4/10/2018(h)	15,644,000	15,596,895
1.66%, 5/18/2018(h)	5,849,000	5,819,846
Ford Motor Credit Co. LLC
1.68%, 3/19/2018(h)	13,563,000	13,532,349
1.77%, 4/3/2018(h)	19,497,000	19,437,331
1.77%, 4/5/2018(h)	11,448,000	11,411,672
1.74%, 4/13/2018(h)	19,779,000	19,707,242
1.78%, 4/16/2018(h)	6,461,000	6,436,435
1.78%, 4/19/2018(h)	12,922,000	12,870,596
1.78%, 4/20/2018(h)	12,922,000	12,869,824
Government of Quebec
1.23%, 2/13/2018(h)	15,068,000	15,060,273
1.21%, 2/27/2018(h)	14,796,000	14,779,510
1.21%, 2/28/2018(h)	14,796,000	14,778,842
Henkel Corp.
1.57%, 2/20/2018(h)	14,834,000	14,821,638
1.51%, 3/12/2018(h)	15,560,000	15,532,978
1.65%, 4/4/2018(h)	10,744,000	10,713,578
1.65%, 4/5/2018(h)	5,724,000	5,707,505
Hitachi America Capital Ltd.
1.65%, 2/1/2018(h)	35,104,000	35,102,379
IBM Credit LLC
1.58%, 2/26/2018(h)	2,876,000	2,872,882
1.63%, 3/14/2018(h)	11,882,000	11,860,652
John Deere Capital Corp.
1.65%, 4/3/2018(h)	17,175,000	17,128,413
Kreditanstalt fuer Wiederaufbau
1.44%, 3/13/2018(h)	40,658,000	40,584,097
1.64%, 4/12/2018(h)	61,070,000	60,864,282
1.63%, 4/23/2018(h)	54,044,000	53,831,283
1.70%, 5/8/2018(h)	61,210,000	60,922,367

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
Kroger Co. (The)
1.60%, 2/1/2018(h)	16,967,000	16,967,000
LVMH Moet Hennessy Louis Vuitton, Inc.
1.37%, 2/12/2018(h)	13,998,000	13,991,071
1.34%, 2/15/2018(h)	19,984,000	19,971,510
1.67%, 4/11/2018(h)	12,337,000	12,297,587
MetLife Short Term Funding LLC
1.29%, 2/9/2018(h)	15,221,000	15,215,471
1.50%, 3/9/2018(h)	10,159,000	10,142,712
1.54%, 3/14/2018(h)	24,834,000	24,788,165
1.57%, 4/6/2018(h)	19,078,000	19,021,784
1.62%, 4/17/2018(h)	38,994,000	38,855,783
1.64%, 5/1/2018(h)	7,062,000	7,031,280
Microsoft Corp.
1.48%, 2/2/2018(h)	11,448,000	11,447,132
1.32%, 2/6/2018(h)	10,305,000	10,302,621
1.29%, 2/8/2018(h)	16,978,000	16,972,737
1.34%, 2/14/2018(h)	14,722,000	14,713,841
1.44%, 2/20/2018(h)	15,763,000	15,750,276
Mitsubishi International Corp.
1.54%, 3/7/2018(h)	9,849,000	9,833,794
1.55%, 3/8/2018(h)	19,078,000	19,047,628
1.58%, 3/16/2018(h)	19,779,000	19,739,814
1.58%, 3/21/2018(h)	15,347,000	15,312,742
Mitsui & Co. USA, Inc.
1.63%, 2/20/2018(h)	16,908,000	16,891,562
Nestle Capital Corp.
1.27%, 2/7/2018(h)	16,978,000	16,973,576
1.25%, 2/12/2018(h)	10,235,000	10,230,343
1.31%, 3/12/2018(h)	10,783,000	10,765,783
1.50%, 4/5/2018(h)	33,817,000	33,727,904
NRW Bank
1.40%, 2/14/2018(h)	30,443,000	30,425,040
1.51%, 4/5/2018(h)	27,196,000	27,116,032
1.57%, 4/9/2018(h)	20,329,000	20,264,950
1.58%, 4/12/2018(h)	36,921,000	36,798,814
1.66%, 4/13/2018(h)	11,771,000	11,731,402
1.66%, 4/18/2018(h)	17,175,000	17,112,587
1.66%, 4/19/2018(h)	65,432,000	65,190,567
1.66%, 4/20/2018(h)	17,184,000	17,119,630
Ontario Teachers’ Finance Trust
1.52%, 5/17/2018(h)(i)	48,300,000	48,048,561
1.53%, 6/7/2018(h)(i)	21,232,000	21,095,903
1.87%, 7/25/2018(h)(i)	17,082,000	16,924,395
1.85%, 7/27/2018(h)(i)	10,338,000	10,241,273
Pfizer, Inc.
1.27%, 2/16/2018(h)	25,175,000	25,158,944
1.29%, 2/21/2018(h)	39,968,000	39,934,007
1.31%, 3/5/2018(h)	47,848,000	47,781,990
1.33%, 3/9/2018(h)	29,937,000	29,890,478
1.55%, 3/15/2018(h)	16,467,000	16,437,064
Philip Morris International, Inc.
1.63%, 3/20/2018(h)	24,568,000	24,516,178
Praxair, Inc.
1.48%, 3/7/2018(h)	27,054,000	27,013,178
Procter & Gamble Co. (The)
1.22%, 2/5/2018(h)	20,211,000	20,207,126
1.22%, 2/8/2018(h)	20,211,000	20,204,735
1.30%, 2/14/2018(h)	7,833,000	7,828,659
1.57%, 4/16/2018(h)	17,175,000	17,118,287
Province of Quebec Canada
1.39%, 2/20/2018(h)	25,762,000	25,741,205
1.48%, 3/8/2018(h)	1,962,000	1,959,037
1.50%, 3/20/2018(h)	30,825,000	30,762,117
1.44%, 3/21/2018(h)	21,767,000	21,721,611
PSP Capital, Inc.
1.23%, 2/1/2018(h)(i)	10,405,000	10,404,593
1.23%, 2/2/2018(h)(i)	35,848,000	35,845,190
1.30%, 2/6/2018(h)(i)	12,733,000	12,729,974
1.31%, 2/9/2018(h)(i)	31,178,000	31,166,792
1.49%, 3/8/2018(h)(i)	14,488,000	14,465,775
1.40%, 3/19/2018(h)(i)	15,048,000	15,017,352
1.61%, 3/22/2018(h)(i)	13,202,000	13,173,267
1.67%, 4/16/2018(h)(i)	17,175,000	17,116,677
1.64%, 5/2/2018(h)(i)	3,851,000	3,834,714
QUALCOMM, Inc.
1.24%, 2/1/2018(h)	22,194,000	22,193,120
1.27%, 2/5/2018(h)	9,436,000	9,434,109
1.29%, 2/13/2018(h)	19,170,000	19,159,803
1.29%, 2/14/2018(h)	19,170,000	19,158,996
1.31%, 2/21/2018(h)	9,541,000	9,532,629
1.34%, 3/7/2018(h)	9,832,000	9,817,165
Rockwell Autom, Inc.
1.46%, 3/7/2018(h)	5,392,000	5,382,553
1.46%, 3/8/2018(h)	5,392,000	5,382,273
Sanofi
1.57%, 3/14/2018(h)	27,022,000	26,974,081
1.57%, 3/16/2018(h)	27,022,000	26,971,700
1.63%, 3/23/2018(h)	11,448,000	11,423,105
1.63%, 3/28/2018(h)	8,953,000	8,931,511
Schlumberger Holdings Corp.
1.49%, 2/6/2018(h)	15,527,000	15,522,611
1.55%, 2/13/2018(h)	18,461,000	18,449,514
1.61%, 3/1/2018(h)	6,470,000	6,460,691
1.80%, 4/11/2018(h)	5,652,000	5,631,262
Time Warner, Inc.
1.60%, 2/12/2018(h)	9,086,000	9,080,757
Total Capital Canada Ltd.
1.30%, 2/5/2018(h)	44,738,000	44,729,145
1.46%, 3/6/2018(h)	64,119,000	64,023,502
1.67%, 3/16/2018(h)	3,269,000	3,262,635
1.66%, 4/9/2018(h)	6,334,000	6,314,391
1.66%, 4/10/2018(h)	8,539,000	8,512,143
1.72%, 4/17/2018(h)	21,480,000	21,404,861
1.72%, 4/20/2018(h)	19,614,000	19,542,378
Unilever Capital Corp.
1.46%, 2/12/2018(h)	31,508,000	31,492,929
1.50%, 2/23/2018(h)	20,786,000	20,766,253
1.52%, 3/15/2018(h)	23,920,000	23,875,943
1.52%, 3/16/2018(h)	23,920,000	23,874,890
1.55%, 3/20/2018(h)	27,125,000	27,068,942

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
1.63%, 4/3/2018(h)	24,568,000	24,501,359
1.63%, 4/4/2018(h)	24,568,000	24,500,198
1.62%, 4/11/2018(h)	19,980,000	19,918,112
1.64%, 4/12/2018(h)	17,170,000	17,115,955
1.65%, 4/17/2018(h)	19,497,000	19,430,855
1.65%, 4/18/2018(h)	27,945,000	27,848,768
UnitedHealth Group, Inc.
1.71%, 3/19/2018(h)	26,422,000	26,358,872
VW Credit, Inc.
2.02%, 5/1/2018(h)	8,074,000	8,033,832
Walt Disney Co. (The)
1.21%, 2/8/2018(h)	17,569,000	17,563,476
1.64%, 3/27/2018(h)	9,533,000	9,510,251
1.64%, 4/6/2018(h)	26,860,000	26,783,277
1.64%, 4/10/2018(h)	22,895,000	22,825,184
1.64%, 4/26/2018(h)	8,592,000	8,558,973
1.64%, 4/27/2018(h)	8,592,000	8,558,523
1.64%, 4/30/2018(h)	26,422,000	26,315,004
1.66%, 5/15/2018(h)	6,461,000	6,429,512
TOTAL COMMERCIAL PAPER (Cost $3,567,814,281)		3,567,338,904

	Shares

INVESTMENT COMPANY — 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.13% (j)(Cost $38,961)	38,961	38,961
TOTAL SHORT-TERM INVESTMENTS (Cost $3,567,853,242)		3,567,377,865

Total Investments — 100.1% (Cost $13,804,626,606)		18,735,943,297
Liabilities Less Other Assets — (0.1)%		(20,842,400)
Net Assets — 100.0%		18,715,100,897

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $124,305,588, which represents approximately 0.66% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Held through Financiere Bleue, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(d)	Represents a security that is subject to legal or contractual restrictions on resale.
(e)	Represents less than 0.05% of net assets.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(h)	The rate shown was the current yield as of January 31, 2018.
(i)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at January 31, 2018 amounts to $356,707,267, which represents approximately 1.91% of net assets of the Fund.

(j)	Represents 7-day effective yield as of January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,339,086,961
Aggregate gross unrealized depreciation	(453,834,611)
Net unrealized appreciation	$4,885,252,350
Federal income tax cost	$13,804,626,606

See Notes to Consolidated Schedule of Investments.

(Continued)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA 7.73% due 11/30/2020	07/30/09	$11,299,687	$1.24
Emin Leydier SA	07/14/09	9,839,157	4.80
Legris Industries SA	04/30/04	23,433,066	41.49

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	185,441,411	JPY	20,023,500,000	JPMorgan Chase Bank	2/14/2018	$1,911,677
Total unrealized appreciation						1,911,677
USD	130,620,740	EUR	110,678,000	JPMorgan Chase Bank	2/14/2018	(6,891,861)
USD	25,488,890	GBP	19,366,000	JPMorgan Chase Bank	2/14/2018	(2,019,754)
USD	41,310,480	EUR	34,601,000	UBS AG	3/14/2018	(1,756,692)
USD	27,698,857	GBP	20,624,000	UBS AG	3/14/2018	(1,627,405)
USD	163,923,865	JPY	18,286,117,000	UBS AG	3/14/2018	(3,937,386)
USD	109,603,815	EUR	93,260,000	HSBC Bank plc	4/18/2018	(6,763,213)
USD	34,536,391	GBP	25,468,000	HSBC Bank plc	4/18/2018	(1,730,868)
USD	127,248,687	JPY	14,329,920,000	HSBC Bank plc	4/18/2018	(4,592,467)
USD	129,750,439	EUR	108,820,000	Bank of New York Mellon	5/16/2018	(6,294,182)
USD	16,484,325	GBP	11,762,000	Bank of New York Mellon	5/16/2018	(283,587)
USD	180,808,469	JPY	19,840,935,000	Bank of New York Mellon	5/16/2018	(2,068,246)
USD	270,733,736	EUR	223,165,000	Goldman Sachs	6/13/2018	(8,839,708)
USD	159,977,182	JPY	17,450,606,000	Goldman Sachs	6/13/2018	(1,170,649)
Total unrealized depreciation						(47,976,018)
Net unrealized depreciation						$(46,064,341)

See Notes to Consolidated Schedule of Investments.

(Continued)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SGD	Singapore Dollar
USD	United States Dollar

Affiliated Securities

Security Description	Shares at January 31, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2018	Dividend/ Interest Income	Capital Gain Distributions
As One Corp.	1,299,640	$71,451,190	$—	$—	$—	$12,326,989	$83,778,179	$—	$—
Chofu Seisakusho Co. Ltd.	1,860,700	45,665,265	—	(242,783)	18,382	(1,964,906)	43,475,958	237,828	—
Emin Leydier SA	11,593,581	51,993,413	—	—	—	3,711,408	55,704,821	—	—
Fursys, Inc.	872,463	26,243,587	—	—	—	2,025,570	28,269,157	—	—
Haw Par Corp. Ltd.	25,512,113	228,338,184	—	—	—	6,401,261	234,739,445	—	—
Laurent-Perrier	558,938	52,418,364	—	—	—	14,200,785	66,619,149	—	—
Legris Industries SA	905,366	34,348,829	—	—	—	3,217,161	37,565,990	—	—
Maezawa Kasei Industries Co. Ltd.	930,900	12,682,521	—	(2,339,773)	(686,413)	706,306	10,362,641	—	—
Robertet SA	196,831	108,188,782	—	(18,076,730)	12,854,681	(1,306,514)	101,660,219	—	—
Total	43,730,532	$631,330,135	$—	$(20,659,286)	$12,186,650	$39,318,060	$662,175,559	$237,828	$—

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.3%
Automobiles	0.8
Banks	1.6
Beverages	2.4
Building Products	1.2
Capital Markets	0.6
Chemicals	4.4
Commercial Services & Supplies	2.7
Commodities	7.2
Construction & Engineering	0.8
Construction Materials	2.0
Containers & Packaging	0.4
Diversified Financial Services	4.3
Diversified Telecommunication Services	0.5
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	2.0
Food & Staples Retailing	0.4
Food Products	5.5
Foreign Government Securities	1.7
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.9
Household Durables	1.1
Industrial Conglomerates	2.3
Insurance	3.9
IT Services	0.8
Leisure Products	0.6
Machinery	4.1
Media	1.4
Metals & Mining	4.1
Oil, Gas & Consumable Fuels	2.9
Paper & Forest Products	0.0	*
Pharmaceuticals	3.8
Real Estate Management & Development	4.1
Road & Rail	0.3
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	0.0	*
Textiles, Apparel & Luxury Goods	0.1
Tobacco	2.1
Trading Companies & Distributors	0.7
Transportation Infrastructure	0.2
U.S. Treasury Obligations	0.2
Wireless Telecommunication Services	3.3
Short-Term Investments	19.1
Total Investments	100.1%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 73.2%

Aerospace & Defense — 1.3%
Orbital ATK, Inc.	211,151	27,850,817

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	240,725	22,016,708

Banks — 3.6%
BB&T Corp.	779,608	43,026,566
US Bancorp	583,595	33,346,618
		76,373,184
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	728,362	41,298,125

Chemicals — 2.1%
Nutrien Ltd. (Canada)*	468,667	24,530,031
Praxair, Inc.	79,413	12,824,405
Scotts Miracle-Gro Co. (The)	88,434	7,982,937
		45,337,373
Commercial Services & Supplies — 0.8%
Cintas Corp.	99,050	16,684,972

Consumer Finance — 3.6%
American Express Co.	509,838	50,677,897
Synchrony Financial	652,277	25,882,352
		76,560,249
Diversified Consumer Services — 0.4%
H&R Block, Inc.	359,081	9,530,010

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class A*	78	25,223,254

Energy Equipment & Services — 5.7%
National Oilwell Varco, Inc.	1,145,097	42,002,158
Schlumberger Ltd.	697,928	51,353,542
SEACOR Holdings, Inc.*	96,554	4,497,485
SEACOR Marine Holdings, Inc.*	97,076	1,452,257
TechnipFMC plc (United Kingdom)	710,652	23,067,764
		122,373,206
Equity Real Estate Investment Trusts (REITs) — 3.1%
Weyerhaeuser Co.	1,773,946	66,593,933

Gas Utilities — 0.8%
UGI Corp.	394,669	18,064,000

Health Care Equipment & Supplies — 1.6%
Varex Imaging Corp.*	93,178	3,957,270
Varian Medical Systems, Inc.*	232,945	29,700,487
		33,657,757
Health Care Providers & Services — 1.3%
Anthem, Inc.	109,314	27,093,475

Household Products — 1.0%
Colgate-Palmolive Co.	290,726	21,583,498

Industrial Conglomerates — 1.8%
3M Co.	155,288	38,899,644

Insurance — 6.5%
Alleghany Corp.*	92,464	58,039,653
Brown & Brown, Inc.	364,877	19,148,745
Cincinnati Financial Corp.	141,824	10,906,266
Travelers Cos., Inc. (The)	20,331	3,048,023
Willis Towers Watson plc	161,294	25,882,848
WR Berkley Corp.	324,471	23,679,894
		140,705,429
Internet Software & Services — 1.2%
Alphabet, Inc., Class A*	10,198	12,056,280
Alphabet, Inc., Class C*	12,065	14,115,326
		26,171,606
IT Services — 3.5%
Automatic Data Processing, Inc.	78,406	9,693,334
Mastercard, Inc., Class A	62,464	10,556,416
Teradata Corp.*	1,158,000	46,899,000
Visa, Inc., Class A	70,652	8,777,098
		75,925,848
Leisure Products — 0.3%
Vista Outdoor, Inc.*	382,831	5,799,890

Machinery — 4.1%
Cummins, Inc.	103,917	19,536,396
Deere & Co.	188,587	31,384,648
Flowserve Corp.	817,802	37,062,787
		87,983,831
Media — 5.5%
Comcast Corp., Class A	1,363,769	58,001,096
Omnicom Group, Inc.	787,030	60,325,849
		118,326,945
Metals & Mining — 3.1%
Agnico Eagle Mines Ltd. (Canada)	205,280	9,711,580
Franco-Nevada Corp. (Canada)	155,814	11,914,070
Goldcorp, Inc. (Canada)	740,683	10,606,581
Newcrest Mining Ltd. (Australia)	1,024,323	18,711,805
Newmont Mining Corp.	55,767	2,259,121
Randgold Resources Ltd., ADR (Africa)	21,756	2,200,837
Royal Gold, Inc.	121,921	10,850,969
Tahoe Resources, Inc.	325,000	1,434,756
		67,689,719
Oil, Gas & Consumable Fuels — 4.0%
Canadian Natural Resources Ltd. (Canada)	142,767	4,873,810
ConocoPhillips	483,346	28,425,578
Devon Energy Corp.	223,963	9,265,349

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Exxon Mobil Corp.	302,336	26,393,933
Imperial Oil Ltd. (Canada)	167,389	5,262,547
San Juan Basin Royalty Trust	595,832	5,833,195
Suncor Energy, Inc. (Canada)	152,263	5,516,130
		85,570,542
Road & Rail — 1.9%
Union Pacific Corp.	312,435	41,710,073

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	127,503	11,714,976
Texas Instruments, Inc.	117,378	12,872,845
Xilinx, Inc.	453,225	33,094,489
		57,682,310
Software — 8.2%
Microsoft Corp.	823,002	78,193,420
Oracle Corp.	1,884,262	97,209,077
		175,402,497
Specialty Retail — 0.9%
Tiffany & Co.	186,599	19,900,783

Trading Companies & Distributors — 0.1%
NOW, Inc.*	191,125	2,253,364

TOTAL COMMON STOCKS (Cost $898,052,004)		1,574,263,042

Ounces

COMMODITIES — 9.8%

Gold bullion* (Cost $186,047,980)	156,194	210,204,657

	Principal Amount ($)

CORPORATE BONDS — 1.1%

Banks — 0.6%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/5/2018(a)(b)	12,404,000	12,462,919

Health Care Equipment & Supplies — 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028	600,000	585,750

Oil, Gas & Consumable Fuels — 0.3%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,570,621

Software — 0.2%
Veritas US, Inc.
7.50%, 2/1/2023(d)	4,945,000	5,130,438

TOTAL CORPORATE BONDS (Cost $24,063,937)		24,749,728

SHORT-TERM INVESTMENTS — 16.1%

COMMERCIAL PAPER — 5.4%
American Express Credit Corp.
1.56%, 3/7/2018(e)	8,490,000	8,475,126
Apple, Inc.
1.34%, 2/27/2018(e)(d)	9,008,000	8,997,961
Cisco Systems, Inc.
1.27%, 2/9/2018(e)	7,575,000	7,572,349
1.35%, 3/8/2018(e)	12,754,000	12,734,741
Coca-Cola Co. (The)
1.43%, 3/15/2018(e)	3,318,000	3,311,889
Eni Finance USA, Inc. (Italy)
1.65%, 2/1/2018(e)	6,165,000	6,165,000
Entergy Corp.
1.65%, 2/1/2018(e)	4,920,000	4,919,746
Essilor International SA
1.62%, 4/19/2018(e)	1,671,000	1,664,997
Hitachi America Capital Ltd.
1.65%, 2/1/2018(e)	10,984,000	10,983,493
Kreditanstalt fuer Wiederaufbau (Germany)
1.70%, 5/8/2018(e)	7,745,000	7,708,605
Kroger Co. (The)
1.60%, 2/1/2018(e)	5,309,000	5,309,000
MetLife Short Term Funding LLC
1.54%, 3/14/2018(e)	5,442,000	5,431,956
Microsoft Corp.
1.32%, 2/6/2018(e)	5,303,000	5,301,776
1.34%, 2/14/2018(e)	7,575,000	7,570,802
Province of Quebec Canada (Canada)
1.50%, 3/20/2018(e)	3,901,000	3,893,042
QUALCOMM, Inc.
1.27%, 2/5/2018(e)	4,856,000	4,855,027
1.34%, 3/7/2018(e)	3,082,000	3,077,349
Time Warner, Inc.
1.60%, 2/12/2018(e)	1,991,000	1,989,851
UnitedHealth Group, Inc.
1.71%, 3/19/2018(e)	3,343,000	3,335,013
Walt Disney Co. (The)
1.64%, 4/30/2018(e)	3,343,000	3,329,463
TOTAL COMMERCIAL PAPER (Cost $116,640,878)		116,627,186

See Notes to Consolidated Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
INVESTMENT COMPANIES — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.13% (f) (Cost $34,766)	34,766	34,766

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bills
1.08%, 2/15/2018(e)	70,000,000	69,967,408
1.10%, 2/22/2018(e)	40,000,000	39,972,041
1.35%, 3/22/2018(e)	30,000,000	29,945,854
1.34%, 3/29/2018(e)	60,000,000	59,877,005
1.29%, 4/5/2018(e)	30,000,000	29,930,194
TOTAL U.S. TREASURY OBLIGATIONS (Cost $229,697,668)		229,692,502

TOTAL SHORT-TERM INVESTMENTS (Cost $346,373,312)		346,354,454

Total Investments — 100.2% (Cost $1,454,537,233)		2,155,571,881
Liabilities Less Other Assets — (0.2%)		(3,719,302)
Net Assets — 100.0%		2,151,852,579

*	Non-income producing security.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(c)	Represents less than 0.05% of net assets.
(d)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at January 31, 2018 amounts to $20,699,020, which represents approximately 0.96% of net assets of the Fund.

(e)	The rate shown was the current yield as of January 31, 2018.
(f)	Represents 7-day effective yield as of January 31, 2018.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$754,353,633
Aggregate gross unrealized depreciation	(53,318,985)
Net unrealized appreciation	$701,034,648
Federal income tax cost	$1,454,537,233

See Notes to Consolidated Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.3%
Air Freight & Logistics	1.0
Banks	4.2
Capital Markets	1.9
Chemicals	2.1
Commercial Services & Supplies	0.8
Commodity	9.8
Consumer Finance	3.6
Diversified Consumer Services	0.4
Diversified Financial Services	1.2
Energy Equipment & Services	5.7
Equity Real Estate Investment Trusts (REITs)	3.1
Gas Utilities	0.8
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	1.3
Household Products	1.0
Industrial Conglomerates	1.8
Insurance	6.5
Internet Software & Services	1.2
IT Services	3.5
Leisure Products	0.3
Machinery	4.1
Media	5.5
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	4.3
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	2.7
Software	8.4
Specialty Retail	0.9
Trading Companies & Distributors	0.1
Short-Term Investments	16.1
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 74.3%

Africa — 4.5%
Randgold Resources Ltd., ADR	545,974	55,230,730

Australia — 6.5%
Newcrest Mining Ltd.	4,233,004	77,326,337
OceanaGold Corp.	700,000	1,929,268
		79,255,605
Canada — 38.7%
Agnico Eagle Mines Ltd.	1,142,787	54,064,045
Alamos Gold, Inc., Class A	2,964,338	17,761,928
B2Gold Corp.*	7,700,300	23,288,712
Barrick Gold Corp.	2,949,275	42,410,574
Detour Gold Corp.*	3,833,849	40,956,728
Dundee Precious Metals, Inc.*	5,093,970	12,175,831
Eldorado Gold Corp.	7,718,257	9,977,259
Franco-Nevada Corp.	679,943	51,990,764
Goldcorp, Inc.	3,715,245	53,202,308
Guyana Goldfields, Inc.*	1,852,133	7,122,430
MAG Silver Corp.*	1,999,467	21,457,695
MAG Silver Corp.* (a)(b)	400,000	3,863,415
Mandalay Resources Corp.	12,678,371	2,834,595
New Gold, Inc.*	10,007,331	30,266,074
Novagold Resources, Inc.*	4,515,161	16,796,399
Orla Mining Ltd.*	2,310,100	3,080,133
Osisko Gold Royalties Ltd.	3,436,997	38,617,316
Wheaton Precious Metals Corp.	1,901,271	41,048,441
		470,914,647
Mexico — 8.8%
Fresnillo plc	3,473,953	66,292,693
Industrias Penoles SAB de CV	1,756,596	40,711,254
		107,003,947
South Africa — 1.7%
AngloGold Ashanti Ltd., ADR	1,840,964	20,766,074

United States — 14.1%
Newmont Mining Corp.	1,623,421	65,764,785
Royal Gold, Inc.	843,251	75,049,339
Tahoe Resources, Inc.	6,835,667	30,176,969
		170,991,093
TOTAL COMMON STOCKS (Cost $851,839,468)		904,162,096

	Ounces

COMMODITIES — 22.7%

Gold bullion*	164,482	221,358,263
Silver bullion*	3,149,994	54,616,493
TOTAL COMMODITIES (Cost $175,067,252)		275,974,756

Number of Warrants

WARRANTS — 0.0%(c)

Canada — 0.0%(c)
Osisko Gold Royalties Ltd., expiring 2/26/2019* (Cost $81,620)	59,602	50,395

	Principal Amount ($)

SHORT-TERM INVESTMENTS — 3.1%

COMMERCIAL PAPER — 3.1%
Eni Finance USA, Inc.
1.65%, 2/1/2018(d)	8,601,000	8,601,000
Entergy Corp.
1.65%, 2/1/2018(d)	6,863,000	6,862,646
Hitachi America Capital Ltd.
1.65%, 2/1/2018(d)	15,323,000	15,322,293
Kroger Co. (The)
1.60%, 2/1/2018(d)	7,407,000	7,407,000
TOTAL COMMERCIAL PAPER (Cost $38,194,000)		38,192,939

	Shares

INVESTMENT COMPANY — 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.13% (e) (Cost $36,680)	36,680	36,680
TOTAL SHORT-TERM INVESTMENTS (Cost $38,230,680)		38,229,619

Total Investments — 100.1% (Cost $1,065,219,020)		1,218,416,866
Liabilities Less Other Assets — (0.1)%		(1,222,557)
Net Assets — 100.0%		1,217,194,309

*	Non-income producing security.
(a)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $3,863,415, which represents approximately 0.32% of net assets of the Fund.

(b)	Represents a security that is subject to legal or contractual restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2018.
(e)	Represents 7-day effective yield as of January 31, 2018.

See Notes to Consolidated Schedule of Investments.

(Continued)

Abbreviations

ADR	American Depositary Receipt

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,044,575
Aggregate gross unrealized depreciation	(234,846,729)
Net unrealized appreciation	$153,197,846
Federal income tax cost	$1,065,219,020

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
MAG Silver Corp	11/20/17	$4,186,775	$9.66

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	22.7%
Metals & Mining	74.3
Short-Term Investments	3.1
Total Investments	100.1%

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 54.7%

Austria — 0.5%
Mayr Melnhof Karton AG	49,204	7,721,678

Belgium — 1.2%
Groupe Bruxelles Lambert SA	148,632	17,509,449

Brazil — 0.5%
Cielo SA	885,074	7,467,291

Canada — 2.8%
Agnico Eagle Mines Ltd.	159,945	7,566,829
Franco-Nevada Corp.	49,135	3,757,030
Goldcorp, Inc.	644,005	9,222,152
Nutrien Ltd.*	286,195	14,979,446
Suncor Energy, Inc.	79,657	2,885,785
Wheaton Precious Metals Corp.	190,683	4,116,846
		42,528,088
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	373,175	10,960,150
Quinenco SA	200,388	653,854
		11,614,004
Denmark — 0.5%
ISS A/S	201,839	7,875,093

France — 5.3%
Bouygues SA	140,537	7,810,829
Carrefour SA	161,824	3,859,081
Cie de Saint-Gobain	168,390	9,780,892
Danone SA	225,059	19,370,033
Legrand SA	43,918	3,653,881
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,559,991
Neopost SA	3,739	111,338
Rexel SA	519,216	9,353,445
Sanofi	173,888	15,345,899
Sodexo SA	27,900	3,576,279
Thermador Groupe	18,996	3,030,606
TOTAL SA	36,678	2,126,588
		79,578,862
Germany — 2.1%
Hamburger Hafen und Logistik AG	95,685	2,672,009
HeidelbergCement AG	145,035	15,744,430
Linde AG*	21,487	5,244,735
SMT Scharf AG*	53,550	972,623
Telefonica Deutschland Holding AG	1,362,236	6,885,928
		31,519,725
Hong Kong — 4.8%
CK Asset Holdings Ltd.	277,800	2,643,435
Great Eagle Holdings Ltd.	1,749,774	9,182,083
Guoco Group Ltd.	67,700	964,405
Hang Lung Properties Ltd.	4,629,534	12,202,477
Hopewell Holdings Ltd.	1,643,140	6,632,146
Hysan Development Co. Ltd.	1,193,083	6,664,970
Jardine Matheson Holdings Ltd.	339,800	21,569,041
Mandarin Oriental International Ltd.	4,571,900	9,875,304
Swire Properties Ltd.	442,645	1,549,659
		71,283,520
Ireland — 0.2%
CRH plc	77,242	2,869,168

Israel — 0.1%
Israel Chemicals Ltd.	318,065	1,338,791

Japan — 4.8%
Astellas Pharma, Inc.	370,200	4,868,578
FANUC Corp.	40,300	10,938,163
Hoya Corp.	145,800	7,488,728
KDDI Corp.	747,500	18,970,281
Mitsubishi Estate Co. Ltd.	137,600	2,646,703
NTT DOCOMO, Inc.	376,800	9,362,507
Secom Co. Ltd.	132,300	10,140,050
Sompo Holdings, Inc.	163,900	6,581,254
Weathernews, Inc.	16,000	496,695
		71,492,959
Mexico — 0.4%
Fresnillo plc	291,865	5,587,933

Netherlands — 0.5%
HAL Trust	39,656	7,523,094

New Zealand — 0.2%
SKY Network Television Ltd.	1,633,505	3,503,091

Norway — 0.7%
Orkla ASA	993,802	10,341,701

Russia — 0.2%
Gazprom PJSC, ADR	687,492	3,461,359

Singapore — 1.0%
ComfortDelGro Corp. Ltd.	3,305,600	5,285,573
Frasers Commercial Trust, REIT	6,603,000	7,348,971
Overseas Education Ltd.	8,325,700	2,506,976
		15,141,520
South Korea — 1.2%
Kia Motors Corp.	174,377	5,654,001
KT&G Corp.	122,872	12,254,407
		17,908,408
Sweden — 0.7%
Investor AB, Class A	210,953	10,119,739

Switzerland — 2.1%
Cie Financiere Richemont SA (Registered)	13,550	1,299,663
Nestle SA (Registered)	340,076	29,376,434
		30,676,097

See Notes to Schedule of Investments.

(Continued)

Investments	Shares	Value ($)
Thailand — 0.6%
Bangkok Bank PCL, NVDR	1,213,600	8,012,036
Thai Beverage PCL	1,762,000	1,235,737
		9,247,773
United Kingdom — 5.0%
Berkeley Group Holdings plc	254,543	14,332,286
British American Tobacco plc	263,998	18,043,391
Diageo plc	238,505	8,584,362
Domino’s Pizza Group plc	172,986	829,439
GlaxoSmithKline plc	812,871	15,130,853
Hiscox Ltd.	475,905	9,558,330
Lloyds Banking Group plc	6,593,678	6,514,552
Victrex plc	55,225	2,003,677
		74,996,890
United States — 18.5%
3M Co.	47,526	11,905,263
American Express Co.	40,067	3,982,660
Analog Devices, Inc.	29,648	2,724,058
Anthem, Inc.	48,573	12,038,818
Automatic Data Processing, Inc.	23,240	2,873,161
Bank of New York Mellon Corp. (The)	63,500	3,600,450
BB&T Corp.	243,499	13,438,710
CH Robinson Worldwide, Inc.	100,369	9,179,749
Cincinnati Financial Corp.	43,369	3,335,076
Colgate-Palmolive Co.	67,186	4,987,889
ConocoPhillips	172,243	10,129,611
Deere & Co.	77,044	12,821,663
Exxon Mobil Corp.	184,967	16,147,619
Flowserve Corp.	111,960	5,074,027
H&R Block, Inc.	100,083	2,656,203
Microsoft Corp.	322,000	30,593,220
National Oilwell Varco, Inc.	181,871	6,671,028
Omnicom Group, Inc.	175,959	13,487,257
Oracle Corp.	255,663	13,189,654
Praxair, Inc.	27,686	4,471,012
Royal Gold, Inc.	38,328	3,411,192
San Juan Basin Royalty Trust	356,080	3,486,023
Schlumberger Ltd.	228,518	16,814,354
Synchrony Financial	119,394	4,737,554
Texas Instruments, Inc.	53,785	5,898,601
Tiffany & Co.	60,610	6,464,057
UGI Corp.	127,584	5,839,520
Union Pacific Corp.	72,028	9,615,738
US Bancorp	29,088	1,662,088
Weyerhaeuser Co., REIT	604,889	22,707,533
Willis Towers Watson plc	17,879	2,869,043
Xilinx, Inc.	144,989	10,587,097
		277,399,928
TOTAL COMMON STOCKS (Cost $651,222,082)		818,706,161

	Principal Amount ($)
CORPORATE BONDS — 28.2%
Australia — 0.8%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019‡(a)	2,795,000	2,822,950
Nufarm Australia Ltd.
6.38%, 10/15/2019‡(a)	8,933,000	9,066,995
		11,889,945
Canada — 1.2%
Methanex Corp.
3.25%, 12/15/2019	7,800,000	7,788,614
New Gold, Inc.
6.25%, 11/15/2022(a)	2,476,000	2,537,900
Open Text Corp.
5.63%, 1/15/2023(a)	7,627,000	7,946,190
		18,272,704
France — 0.7%
Electricite de France SA
2.15%, 1/22/2019(a)	514,000	513,024
SFR Group SA
6.00%, 5/15/2022(a)	10,468,000	10,216,245
		10,729,269
Germany — 1.2%
Fresenius Medical Care US Finance II, Inc.
5.63%, 7/31/2019(a)	9,929,000	10,331,125
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(a)	2,494,000	2,674,067
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	1,950,000	1,974,375
4.50%, 9/15/2023(a)(b)	3,455,216	3,515,682
		18,495,249
Netherlands — 0.9%
NXP BV
3.75%, 6/1/2018(a)	8,500,000	8,534,000
4.63%, 6/1/2023(a)	4,847,000	5,054,452
		13,588,452
United Kingdom — 1.1%
Inmarsat Finance plc
4.88%, 5/15/2022(a)	1,645,000	1,632,662
6.50%, 10/1/2024(a)	3,780,000	3,836,700
Jaguar Land Rover Automotive plc
4.13%, 12/15/2018(a)	4,480,000	4,513,824
5.63%, 2/1/2023(a)	2,457,000	2,516,902
Lloyds Banking Group plc
3.00%, 1/11/2022	1,250,000	1,241,892
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	2,090,000	2,039,007
		15,780,987
United States — 22.3%
AbbVie, Inc.
2.00%, 11/6/2018	12,623,000	12,611,956
ACCO Brands Corp.
5.25%, 12/15/2024(a)	9,392,000	9,591,580
Aircastle Ltd.
4.63%, 12/15/2018	891,000	903,251

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
6.25%, 12/1/2019	4,859,000	5,095,876
7.63%, 4/15/2020	2,525,000	2,739,625
5.50%, 2/15/2022	4,919,000	5,222,306
American Axle & Manufacturing, Inc.
6.25%, 3/15/2021	2,281,000	2,326,620
6.63%, 10/15/2022	2,892,000	2,996,835
American Express Co.
1.55%, 5/22/2018	3,618,000	3,612,942
American Express Credit Corp.
1.70%, 10/30/2019	4,038,000	3,986,394
Andeavor
4.75%, 12/15/2023	3,219,000	3,433,797
5.13%, 12/15/2026	1,609,000	1,748,605
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	110,960
Aramark Services, Inc.
5.13%, 1/15/2024	5,970,000	6,178,950
5.00%, 4/1/2025(a)	1,343,000	1,384,969
4.75%, 6/1/2026	1,076,000	1,082,725
5.00%, 2/1/2028(a)	194,000	197,880
AT&T, Inc.
5.50%, 2/1/2018	10,687,000	10,687,000
Berry Global, Inc.
5.50%, 5/15/2022	1,145,000	1,182,316
BI-LO LLC
9.25%, 2/15/2019(a)	10,918,000	10,767,877
Block Financial LLC
4.13%, 10/1/2020	2,474,000	2,530,232
Centene Corp.
4.75%, 1/15/2025	2,941,000	2,988,791
Charter Communications Operating LLC
4.46%, 7/23/2022	2,306,000	2,385,283
4.91%, 7/23/2025	3,845,000	4,020,105
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	13,847,000	13,907,581
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,707,000	8,478,471
CNH Industrial Capital LLC
3.88%, 10/15/2021	3,225,000	3,292,080
DCP Midstream Operating LP
5.35%, 3/15/2020(a)	8,902,000	9,258,080
4.75%, 9/30/2021(a)	2,859,000	2,974,218
6.45%, 11/3/2036(a)	1,545,000	1,703,362
Dell International LLC
3.48%, 6/1/2019(a)	1,610,000	1,624,232
4.42%, 6/15/2021(a)	4,220,000	4,376,134
6.02%, 6/15/2026(a)	3,103,000	3,393,440
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	1,619,000	1,716,140
Dollar Tree, Inc.
5.75%, 3/1/2023	10,945,000	11,437,525
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	3,493,000	3,449,338
Freeport-McMoRan, Inc.
2.38%, 3/15/2018	11,957,000	11,953,413
GameStop Corp.
5.50%, 10/1/2019(a)	13,340,000	13,540,100
GLP Capital LP
4.38%, 11/1/2018	74,000	74,185
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	2,746,000	2,794,055
HCA, Inc.
3.75%, 3/15/2019	1,938,000	1,959,861
6.50%, 2/15/2020	2,154,000	2,296,702
Hologic, Inc.
4.38%, 10/15/2025(a)	406,000	406,000
John Deere Capital Corp.
1.75%, 8/10/2018	8,067,000	8,059,960
KFC Holding Co.
5.00%, 6/1/2024(a)	600,000	607,500
KLX, Inc.
5.88%, 12/1/2022(a)	3,408,000	3,548,580
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	4,015,000	4,075,225
4.88%, 11/1/2026(a)	803,000	819,060
Lennar Corp.
4.13%, 12/1/2018	1,815,000	1,833,150
LifePoint Health, Inc.
5.88%, 12/1/2023	1,890,000	1,892,362
Lockheed Martin Corp.
1.85%, 11/23/2018	12,000,000	11,969,685
Meredith Corp.
6.88%, 2/1/2026(a)	475,000	486,281
NBCUniversal Enterprise, Inc.
1.97%, 4/15/2019(a)	2,500,000	2,489,578
Philip Morris International, Inc.
5.65%, 5/16/2018	14,094,000	14,251,569
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	1,033,000	1,043,330
5.88%, 9/30/2027(a)	1,836,000	1,840,590
Plantronics, Inc.
5.50%, 5/31/2023(a)	8,542,000	8,840,970
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,076,000	1,108,280
Quintiles IMS, Inc.
4.88%, 5/15/2023(a)	6,321,000	6,542,235
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,599,800
Sprint Capital Corp.
6.90%, 5/1/2019	3,774,000	3,934,395
Symantec Corp.
3.95%, 6/15/2022	2,040,000	2,055,343
Synchrony Financial
2.60%, 1/15/2019	3,617,000	3,624,849
Targa Resources Partners LP
4.13%, 11/15/2019	4,787,000	4,798,967
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	2,616,000	2,792,580
Teleflex, Inc.
5.25%, 6/15/2024	1,428,000	1,477,980
4.63%, 11/15/2027	824,000	820,910

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
1.95%, 10/15/2020	2,092,000	2,059,327
USG Corp.
4.88%, 6/1/2027(a)	850,000	871,250
Valvoline, Inc.
4.38%, 8/15/2025	979,000	975,329
Veritas US, Inc.
7.50%, 2/1/2023(a)	1,710,000	1,774,125
Vista Outdoor, Inc.
5.88%, 10/1/2023	562,000	543,735
Vulcan Materials Co.
4.50%, 4/1/2025	10,940,000	11,496,027
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/5/2018(c)(d)	6,773,000	6,805,172
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,695,000	4,824,112
5.38%, 6/15/2024	2,693,000	2,773,790
Western Digital Corp.
7.38%, 4/1/2023(a)	6,868,000	7,477,535
10.50%, 4/1/2024	4,356,000	5,092,164
4.75%, 2/15/2026(e)	1,852,000	1,875,150
		333,502,687
TOTAL CORPORATE BONDS (COST $412,275,757)		422,259,293

Ounces

COMMODITY — 3.7%

Gold bullion* (Cost $50,870,820)	40,872	55,005,621

		Principal Amount ($)

U.S. TREASURY OBLIGATIONS — 2.5%

U.S. Treasury Notes
1.63%, 6/30/2019		9,640,000	9,582,763
1.63%, 6/30/2020		9,650,000	9,514,297
1.13%, 6/30/2021		9,770,000	9,371,567
2.13%, 6/30/2022		9,588,000	9,443,805
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,639,886)			37,912,432

LOAN ASSIGNMENTS — 1.8%

United States — 1.8%
Caelus Energy Alaska 03 LLC, Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.10%, 4/15/2020‡(c)		6,778,000	5,964,640
OSG Bulk Ships, Inc., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.65%, 8/5/2019‡(c)		6,112,305	5,913,655
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.19%, 7/31/2020‡(c)		5,972,086	5,046,412
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 3.75%, 10/27/2021(c)		10,326,457	10,389,346
TOTAL LOAN ASSIGNMENTS (COST $29,051,241)			27,314,053

FOREIGN GOVERNMENT SECURITIES — 1.0%

Mexico — 0.8%
Mexican Bonos
4.75%, 6/14/2018	MXN	129,730,000	6,891,912
6.50%, 6/10/2021	MXN	103,280,000	5,381,819
			12,273,731
Poland — 0.1%
Poland Government Bond
3.25%, 7/25/2019	PLN	7,185,000	2,200,087

Singapore — 0.1%
Singapore Government Bond
3.25%, 9/1/2020	SGD	1,568,000	1,243,116

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $17,223,717)			15,716,934

	Shares

CLOSED END FUNDS — 0.5%

United Kingdom — 0.5%
Caledonia Investments plc (Cost $6,917,625)	196,518	7,812,730

PREFERRED STOCKS — 0.1%

United States — 0.1%
General American Investors Co., Inc., Series B 5.95%(d)	4,712	123,407
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%(c)(d)	67,936	1,633,861
TOTAL PREFERRED STOCKS (COST $1,760,123)		1,757,268

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS — 7.0%

COMMERCIAL PAPER — 5.0%
Eni Finance USA, Inc.
1.65%, 2/1/2018(f)	16,676,000	16,676,000
Entergy Corp.
1.65%, 2/1/2018(f)	13,306,000	13,305,313
Hitachi America Capital Ltd.
1.65%, 2/1/2018(f)	29,709,000	29,707,629
Kroger Co. (The)
1.60%, 2/1/2018(f)	14,359,000	14,359,000
TOTAL COMMERCIAL PAPER (Cost $74,050,000)		74,047,942
U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills
1.09%, 2/15/2018(f)(g)	15,000,000	14,993,016
1.35%, 3/22/2018(f)	15,000,000	14,972,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,966,080)		29,965,943

	Shares

INVESTMENT COMPANIES — 0.0%(h)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.13%(i) (Cost $4,880)	4,880	4,880

TOTAL SHORT-TERM INVESTMENTS (Cost $104,020,960)		104,018,765

Total Investments — 99.5% (Cost $1,311,982,211)		1,490,503,257
Other Assets Less Liabilities — 0.5%		5,328,175
Net Assets — 100.0%		1,495,831,432

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at January 31, 2018 amounts to $201,373,058, which represents approximately 13.46% of net assets of the Fund.

(b)	Payment in-kind security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(d)	Perpetual security. The rate reflected was the rate in effect on January 31, 2018. The maturity date reflects the next call date.

See Notes to Schedule of Investments.

(Continued)

(e)	When issued security. Total market value of all such securities amounts to $1,875,150, which represents approximately 0.13% of net assets of the fund.
(f)	The rate shown was the current yield as of January 31, 2018.
(g)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of January 31, 2018.

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,165,588
Aggregate gross unrealized depreciation	(37,069,685)
Net unrealized appreciation	$176,095,903
Federal income tax cost of investments	$1,311,982,211

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,235,998	JPY	349,415,000	JPMorgan Chase Bank	2/14/2018	$33,359
Total unrealized appreciation						33,359
USD	7,909,131	EUR	6,715,000	JPMorgan Chase Bank	2/14/2018	(433,964)
USD	2,375,681	GBP	1,805,000	JPMorgan Chase Bank	2/14/2018	(188,250)
USD	4,250,320	EUR	3,560,000	UBS AG	3/14/2018	(180,741)
USD	2,402,699	GBP	1,789,000	UBS AG	3/14/2018	(141,167)
USD	2,462,320	JPY	274,678,000	UBS AG	3/14/2018	(59,144)
USD	6,958,655	EUR	5,921,000	HSBC Bank plc	4/18/2018	(429,390)
USD	4,237,719	GBP	3,125,000	HSBC Bank plc	4/18/2018	(212,383)
USD	2,068,074	JPY	232,893,000	HSBC Bank plc	4/18/2018	(74,638)
USD	7,528,435	EUR	6,314,000	Bank of New York Mellon	5/16/2018	(365,204)
USD	1,486,981	GBP	1,061,000	Bank of New York Mellon	5/16/2018	(25,581)
USD	3,360,668	JPY	369,227,000	Bank of New York Mellon	5/16/2018	(42,549)
USD	8,297,980	EUR	6,840,000	Goldman Sachs	6/13/2018	(270,937)
USD	3,453,506	JPY	377,720,000	Goldman Sachs	6/13/2018	(34,554)
Total unrealized depreciation						(2,458,502)
Net unrealized depreciation						$(2,425,143)

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.0%
Air Freight & Logistics	0.6
Auto Components	0.7
Automobiles	0.9
Banks	2.6
Beverages	1.4
Biotechnology	0.9
Building Products	0.8
Capital Markets	0.3
Chemicals	3.0
Closed End Funds	0.5
Commercial Services & Supplies	2.6
Commodity	3.7
Communications Equipment	0.6
Construction & Engineering	0.5
Construction Materials	2.0
Consumer Finance	1.9
Containers & Packaging	0.6
Diversified Consumer Services	0.4
Diversified Financial Services	2.6
Diversified Telecommunication Services	2.2
Electric Utilities	0.0	*
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.7
Equity Real Estate Investment Trusts (REITs)	2.0
Food & Staples Retailing	1.0
Food Products	4.6
Foreign Government Securities	1.0
Gas Utilities	0.4
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	2.4
Health Care Technology	0.4
Hotels, Restaurants & Leisure	1.0
Household Durables	1.3
Household Products	0.4
Industrial Conglomerates	2.7
Insurance	1.6
IT Services	0.7
Leisure Products	0.0	*
Machinery	2.2
Marine	0.4
Media	1.9
Metals & Mining	3.4
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	2.3
Professional Services	0.0	*
Real Estate Management & Development	2.4
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	2.2
Software	3.7

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	0.2
Tobacco	3.0
Trading Companies & Distributors	2.2
Transportation Infrastructure	0.2
U.S. Treasury Obligations	2.5
Wireless Telecommunication Services	2.3
Short-Term Investments	7.0
Total Investments	99.5%

* Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle High Yield Fund
Schedule of Investments
January 31, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS — 78.8%

Australia — 2.9%
Ausdrill Finance Pty. Ltd.
6.88%, 11/1/2019‡(a)	4,114,000	4,155,140
Nufarm Australia Ltd.
6.38%, 10/15/2019‡(a)	8,149,000	8,271,235
		12,426,375
Brazil — 0.9%
JBS USA LUX SA
8.25%, 2/1/2020(a)	3,794,000	3,809,859

Canada — 5.9%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	1,876,000	1,913,520
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	8,240,000	5,026,400
Kinross Gold Corp.
4.50%, 7/15/2027(a)	1,868,000	1,886,680
Mercer International, Inc.
5.50%, 1/15/2026(a)	924,000	935,550
New Gold, Inc.
6.25%, 11/15/2022(a)	5,338,000	5,471,450
Open Text Corp.
5.63%, 1/15/2023(a)	6,500,000	6,772,025
Precision Drilling Corp.
7.75%, 12/15/2023	2,068,000	2,217,930
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	942,000	967,905
		25,191,460
France — 1.3%
SFR Group SA
6.00%, 5/15/2022(a)	5,769,000	5,630,256

Germany — 2.6%
Fresenius Medical Care US Finance II, Inc.
6.50%, 9/15/2018(a)	4,778,000	4,896,482
5.63%, 7/31/2019(a)	3,790,000	3,943,495
IHO Verwaltungs GmbH
4.12%, 9/15/2021(a)(b)	800,000	810,000
4.50%, 9/15/2023(a)(b)	1,609,174	1,637,335
		11,287,312
Netherlands — 2.2%
NXP BV
3.75%, 6/1/2018(a)	4,668,000	4,686,672
4.63%, 6/1/2023(a)	4,513,000	4,706,156
		9,392,828
South Korea — 0.5%
MagnaChip Semiconductor Corp.
6.63%, 7/15/2021	2,202,000	2,136,491

United Kingdom — 4.2%
CNH Industrial NV
4.50%, 8/15/2023	1,880,000	1,957,550
EnQuest plc
7.00%, 4/15/2022(b)(c)	6,665,659	5,832,452
Inmarsat Finance plc
4.88%, 5/15/2022(a)	3,593,000	3,566,053
6.50%, 10/1/2024(a)	948,000	962,220
Jaguar Land Rover Automotive plc
5.63%, 2/1/2023(a)	790,000	809,260
Virgin Media Secured Finance plc
5.50%, 1/15/2025(a)	4,685,000	4,777,294
		17,904,829
United States — 58.3%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	4,362,000	4,454,692
AECOM
5.13%, 3/15/2027	188,000	188,235
Aircastle Ltd.
4.63%, 12/15/2018	6,732,000	6,824,565
7.63%, 4/15/2020	4,515,000	4,898,775
American Axle & Manufacturing, Inc.
6.25%, 3/15/2021	2,909,000	2,967,180
6.63%, 10/15/2022	3,278,000	3,396,827
AMN Healthcare, Inc.
5.13%, 10/1/2024(a)	6,161,000	6,286,068
Andeavor
4.75%, 12/15/2023	1,494,000	1,593,692
5.13%, 12/15/2026	747,000	811,813
Antero Resources Corp.
5.38%, 11/1/2021	2,259,000	2,312,651
5.63%, 6/1/2023	4,082,000	4,224,870
5.00%, 3/1/2025	942,000	960,840
Aramark Services, Inc.
5.13%, 1/15/2024	3,003,000	3,108,105
5.00%, 4/1/2025(a)	584,000	602,250
4.75%, 6/1/2026	1,556,000	1,565,725
5.00%, 2/1/2028(a)	57,000	58,140
B&G Foods, Inc.
5.25%, 4/1/2025	4,669,000	4,674,836
Berry Global, Inc.
5.50%, 5/15/2022	332,000	342,820
BI-LO LLC
8.63%, 9/15/2018(a)(b)	17,604,250	7,305,764
9.25%, 2/15/2019(a)	7,388,000	7,286,415
California Resources Corp.
8.00%, 12/15/2022(a)	4,684,000	3,934,560
Centene Corp.
5.63%, 2/15/2021	2,258,000	2,321,518
4.75%, 5/15/2022	3,271,000	3,401,840
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	3,984,000	4,048,501
Series W, 6.75%, 12/1/2023	2,968,000	2,887,270
Charter Communications Operating LLC
4.91%, 7/23/2025	465,000	486,176
Chemours Co. (The)
6.63%, 5/15/2023	2,848,000	3,001,080

See Notes to Schedule of Investments.

(Continued)

Investments	Principal Amount ($)	Value ($)
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	6,799,000	6,828,746
Cloud Peak Energy Resources LLC
12.00%, 11/1/2021	7,629,000	8,392,663
CNH Industrial Capital LLC
3.88%, 10/15/2021	1,559,000	1,591,427
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	1,400,000	1,403,500
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,775,070
4.75%, 2/1/2026(a)	1,844,000	1,853,220
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	6,386,000	6,643,356
Dell International LLC
3.48%, 6/1/2019(a)	835,000	842,381
4.42%, 6/15/2021(a)	3,670,000	3,805,785
7.13%, 6/15/2024(a)	4,740,000	5,181,413
6.02%, 6/15/2026(a)	2,787,000	3,047,862
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	982,000	1,040,920
Dollar Tree, Inc.
5.75%, 3/1/2023	4,533,000	4,736,985
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,489,000	1,470,388
FirstCash, Inc.
5.38%, 6/1/2024(a)	937,000	981,507
Frontier Communications Corp.
7.13%, 3/15/2019	2,894,000	2,919,323
8.50%, 4/15/2020	2,137,000	2,086,246
GameStop Corp.
5.50%, 10/1/2019(a)	7,251,000	7,359,765
6.75%, 3/15/2021(a)	200,000	207,250
Genesis Energy LP
6.00%, 5/15/2023	3,244,000	3,288,605
6.50%, 10/1/2025	1,421,000	1,445,867
Harland Clarke Holdings Corp.
6.88%, 3/1/2020(a)	4,364,000	4,440,370
HCA, Inc.
3.75%, 3/15/2019	8,500,000	8,595,880
KFC Holding Co.
5.00%, 6/1/2024(a)	3,845,000	3,893,062
5.25%, 6/1/2026(a)	600,000	612,000
KLX, Inc.
5.88%, 12/1/2022(a)	2,310,000	2,405,287
Koppers, Inc.
6.00%, 2/15/2025(a)	471,000	496,905
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	1,968,085
4.88%, 11/1/2026(a)	388,000	395,760
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/2022	2,871,000	2,849,467
Meredith Corp.
6.88%, 2/1/2026(a)	138,000	141,277
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	505,250
NGL Energy Partners LP
7.50%, 11/1/2023	4,736,000	4,937,280
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	358,000	361,580
5.88%, 9/30/2027(a)	638,000	639,595
Plantronics, Inc.
5.50%, 5/31/2023(a)	3,674,000	3,802,590
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	442,900
Quintiles IMS, Inc.
4.88%, 5/15/2023(a)	2,467,000	2,553,345
5.00%, 10/15/2026(a)	800,000	815,000
Radian Group, Inc.
4.50%, 10/1/2024	233,000	233,000
Shea Homes LP
5.88%, 4/1/2023(a)	5,130,000	5,283,900
Silgan Holdings, Inc.
5.50%, 2/1/2022	4,720,000	4,814,400
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,123,820
Sprint Capital Corp.
6.90%, 5/1/2019	6,349,000	6,618,833
Sprint Communications, Inc.
7.00%, 8/15/2020	2,000,000	2,110,844
Symantec Corp.
3.95%, 6/15/2022	918,000	924,905
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,445,890
Teleflex, Inc.
5.25%, 6/15/2024	472,000	488,520
4.63%, 11/15/2027	264,000	263,010
Tennant Co.
5.63%, 5/1/2025(a)	235,000	244,694
Ultra Resources, Inc.
7.13%, 4/15/2025(a)	5,868,000	5,853,330
USG Corp.
4.88%, 6/1/2027(a)	360,000	369,000
Valvoline, Inc.
5.50%, 7/15/2024	233,000	245,232
4.38%, 8/15/2025	362,000	360,643
Veritas US, Inc.
7.50%, 2/1/2023(a)	1,275,000	1,322,813
Vista Outdoor, Inc.
5.88%, 10/1/2023	293,000	283,478
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/5/2018(d)(e)	2,073,000	2,082,847
Weight Watchers International, Inc.
8.63%, 12/1/2025(a)	2,774,000	2,968,180
WESCO Distribution, Inc.
5.38%, 12/15/2021	4,523,000	4,647,383
5.38%, 6/15/2024	1,377,000	1,418,310
Western Digital Corp.
7.38%, 4/1/2023(a)	3,386,000	3,686,508
10.50%, 4/1/2024	5,142,000	6,010,998

See Notes to Schedule of Investments.

(Continued)

Investments		Principal Amount ($)	Value ($)
4.75%, 2/15/2026(f)		531,000	537,637
			250,041,295
TOTAL CORPORATE BONDS (COST $338,302,376)			337,820,705

LOAN ASSIGNMENTS — 7.6%

United States — 7.6%
BJ’s Wholesale Club, Inc., Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 8.95%, 2/3/2025(e)		3,764,000	3,772,017
Cactus Wellhead LLC, Tranche B Term Loan
(ICE LIBOR USD 3 Month + 6.00%), 7.69%, 7/31/2020‡(e)		5,906,997	5,926,668
Caelus Energy Alaska O3 LLC, Second Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.10%, 4/15/2020‡(e)		10,782,000	9,488,160
Columbus Mckinnon Corp., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.69%, 1/31/2024‡(e)		413,276	417,409
OSG Bulk Ships, Inc., First Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.65%, 8/5/2019‡(e)		3,964,579	3,835,730
Osum Productions Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.19%, 7/31/2020‡(e)		6,196,682	5,236,196
Zebra Technologies Corp., Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 3.75%, 10/27/2021(e)		3,876,682	3,900,291

TOTAL LOAN ASSIGNMENTS (COST $33,775,721)			32,576,471

FOREIGN GOVERNMENT SECURITIES — 0.7%

Mexico — 0.7%
Mexican Bonos
4.75%, 6/14/2018 (Cost $2,882,587)	MXN	57,560,000	3,057,877

Short-Term Investments — 11.8%

COMMERCIAL PAPER — 11.8%
Eni Finance USA, Inc.
1.65%, 2/1/2018(g)		11,421,000	11,421,000
Entergy Corp.
1.65%, 2/1/2018(g)		9,113,000	9,112,530
Hitachi America Capital Ltd.
1.65%, 2/1/2018(g)		20,347,000	20,346,060
Kroger Co. (The)
1.60%, 2/1/2018(g)		9,834,000	9,834,000
TOTAL COMMERCIAL PAPER (Cost $50,715,000)			50,713,590

Total Investments — 98.9% (Cost $425,675,684)			424,168,643
Other Assets Less Liabilities — 1.1%			4,796,584
Net Assets — 100.0%			428,965,227

‡	Value determined using significant unobservable inputs.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at January 31, 2018 amounts to $191,330,120, which represents approximately 44.60% of net assets of the Fund.

(b)	Payment in-kind security.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At January 31, 2018, the value of these securities amounted to $5,832,452 or 1.36% of net assets of the Fund.

(d)	Perpetual security. The rate reflected was the rate in effect on January 31, 2018. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(f)	When issued security. Total market value of all such securities amounts to $537,637, which represents approximately 0.13% of net assets of the fund.
(g)	The rate shown was the current yield as of January 31, 2018.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,307,357
Aggregate gross unrealized depreciation	(15,814,398)
Net unrealized depreciation	$(1,507,041)
Federal income tax cost of investments	$425,675,684

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Auto Components	2.1
Automobiles	0.2
Banks	0.5
Building Products	0.1
Chemicals	3.1
Commercial Services & Supplies	3.4
Communications Equipment	0.9
Construction & Engineering	0.0 *
Consumer Finance	0.2
Containers & Packaging	2.5
Diversified Consumer Services	0.7
Diversified Telecommunication Services	6.7
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	2.1
Food & Staples Retailing	4.3
Food Products	3.4
Foreign Government Securities	0.7
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	5.3
Health Care Technology	0.8
Hotels, Restaurants & Leisure	1.1
Household Durables	2.0
Household Products	0.7
Leisure Products	0.1
Machinery	1.1
Marine	0.9
Media	0.4
Metals & Mining	2.7
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	18.1
Paper & Forest Products	0.2
Professional Services	1.5
Semiconductors & Semiconductor Equipment	2.7
Software	2.1
Specialty Retail	2.5
Technology Hardware, Storage & Peripherals	5.4
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	4.1
Wireless Telecommunication Services	1.5
Short-Term Investments	11.8
Total Investments	98.9%

*Less than 0.05%

See Notes to Schedule of Investments.

(Continued)

First Eagle Fund of America

Schedule of Investments

January 31, 2018 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 97.8%

Aerospace & Defense — 8.4%
General Dynamics Corp.(a)	493,190	109,724,911
KLX, Inc.*(a)	1,119,280	79,088,325
		188,813,236
Auto Components — 5.9%
Adient plc(a)	775,243	50,235,747
Visteon Corp.*(a)	631,315	82,121,455
		132,357,202
Biotechnology — 5.5%
Eagle Pharmaceuticals, Inc.*(a)	601,505	35,951,954
Halozyme Therapeutics, Inc.*(a)	3,850,981	71,936,325
Intrexon Corp.*	1,102,004	14,326,052
		122,214,331
Building Products — 3.8%
Armstrong World Industries, Inc.*(a)	1,102,533	69,128,819
Owens Corning(a)	164,300	15,274,971
		84,403,790
Capital Markets — 2.6%
Intercontinental Exchange, Inc.	328,150	24,230,596
S&P Global, Inc.(a)	188,445	34,127,389
		58,357,985
Chemicals — 13.0%
Air Products & Chemicals, Inc.(a)	339,345	57,135,518
Albemarle Corp.(a)	493,915	55,115,975
Chemours Co. (The)(a)	470,510	24,287,726
GCP Applied Technologies, Inc.*	1,285,041	42,920,369
Huntsman Corp.(a)	1,370,174	47,366,915
Olin Corp.(a)	1,762,353	65,700,520
		292,527,023
Construction Materials — 5.3%
Martin Marietta Materials, Inc.	519,735	118,587,935

Containers & Packaging — 10.9%
Ball Corp.(a)	1,134,878	43,443,130
International Paper Co.(a)	1,168,935	73,479,254
Packaging Corp. of America(a)	1,018,060	127,898,878
		244,821,262
Electronic Equipment, Instruments & Components — 1.9%
Flex Ltd.*(a)	2,355,776	42,427,526

Food & Staples Retailing — 0.3%
Casey’s General Stores, Inc.	56,307	6,819,341

Food Products — 5.2%
Post Holdings, Inc.*(a)	546,253	41,334,965
Tyson Foods, Inc., Class A(a)	987,056	75,124,832
		116,459,797
Health Care Providers & Services — 1.6%
Molina Healthcare, Inc.*(a)	393,251	35,927,411

Hotels, Restaurants & Leisure — 7.8%
La Quinta Holdings, Inc.*	3,619,837	72,143,351
Wyndham Worldwide Corp.(a)	821,513	101,974,409
		174,117,760
Internet Software & Services — 2.8%
eBay, Inc.*(a)	1,560,969	63,344,122

Machinery — 2.5%
Pentair plc (United Kingdom)(a)	798,944	57,124,496

Metals & Mining — 2.7%
Allegheny Technologies, Inc.*(a)	2,230,848	60,143,662

Pharmaceuticals — 2.0%
Innoviva, Inc.*(a)	1,288,150	18,794,108
Medicines Co. (The)*	465,863	15,434,041
TherapeuticsMD, Inc.*	1,747,336	10,274,336
		44,502,485
Semiconductors & Semiconductor Equipment — 1.5%
Versum Materials, Inc.(a)	915,515	33,690,952

Software — 2.7%
BlackBerry Ltd. (Canada)*(a)	4,828,801	61,132,621

Technology Hardware, Storage & Peripherals — 8.0%
HP, Inc.(a)	4,128,320	96,272,422
Seagate Technology plc	188,400	10,399,680
Western Digital Corp.(a)	823,528	73,277,522
		179,949,624
Trading Companies & Distributors — 1.9%
Univar, Inc.*(a)	1,457,652	43,525,489

Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.*(a)	500,646	32,592,054

TOTAL COMMON STOCKS (Cost $1,554,561,446)		2,193,840,104

	No. of Contracts

OPTIONS PURCHASED — 2.2%

Call Options — 2.2%
Exchange Traded Airlines — 0.2%
Delta Air Lines, Inc. 01/18/2019 at USD 40 Notional Amount: USD 11,354,000	2,000	3,750,000

See Notes to Schedule of Investments.

(Continued)

Investments	No. of Contracts	Value ($)
Capital Markets — 0.5%
Intercontinental Exchange, Inc. 01/18/2019 at USD 50 Notional Amount: USD 29,536,000	4,000	10,140,000
Intercontinental Exchange, Inc. 01/18/2019 at USD 55 Notional Amount: USD 3,692,000	500	1,032,500
		11,172,500
Chemicals — 0.2%
Albemarle Corp. 01/18/2019 at USD 80 Notional Amount: USD 16,738,500	1,500	5,265,000

Containers & Packaging — 0.2%
Ball Corp. 01/18/2019 at USD 32.5 Notional Amount: USD 2,040,324	533	386,425
International Paper Co. 01/18/2019 at USD 50 Notional Amount: USD 18,858,000	3,000	4,267,500
		4,653,925
Food & Staples Retailing — 0.3%
Casey’s General Stores, Inc. 08/17/2018 at USD 80 Notional Amount: USD 20,164,815	1,665	7,151,175

Food Products — 0.1%
Post Holdings, Inc. 01/18/2019 at USD 50 Notional Amount: USD 3,783,500	500	1,387,500
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,902,750	250	524,500
		1,912,000
Hotels, Restaurants & Leisure — 0.2%
La Quinta Holdings, Inc. 03/16/2018 at USD 10 Notional Amount: USD 2,989,500	1,500	1,657,500
La Quinta Holdings, Inc. 03/16/2018 at USD 12.5 Notional Amount: USD 1,993,000	1,000	855,000
La Quinta Holdings, Inc. 06/15/2018 at USD 10 Notional Amount: USD 2,989,500	1,500	1,605,000
		4,117,500
Professional Services — 0.5%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 31,232,500	2,500	12,512,500
TOTAL CALL OPTIONS		50,534,600
TOTAL OPTIONS PURCHASED (Cost $44,561,637)		50,534,600

	Shares

SHORT-TERM INVESTMENTS — 1.3%

INVESTMENT COMPANIES — 1.3%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.13%(b) (Cost $28,199,400)	28,199,400	28,199,400

Total Investments — 101.3% (Cost $1,627,322,483)		2,272,574,104
Liabilities Less Other Assets — (1.3%)		(29,240,509)
Net Assets — 100.0%		2,243,333,595

*	Non-income producing security.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Represents 7-day effective yield as of January 31, 2018.

See Notes to Schedule of Investments.

(Continued)

As of January 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674,751,611
Aggregate gross unrealized depreciation	(33,298,132)
Net unrealized appreciation	$641,453,479
Federal income tax cost of investments	$1,597,376,955

Written Call Options Contracts as of January 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Adient plc	Exchange Traded	1,204	USD	(6,283,676)	USD	75.00	4/20/2018	$(67,424)
Air Products & Chemicals, Inc.	Exchange Traded	414	USD	(6,970,518)	USD	160.00	3/16/2018	(380,880)
Albemarle Corp.	Exchange Traded	215	USD	(2,399,185)	USD	120.00	3/16/2018	(46,225)
Albemarle Corp.	Exchange Traded	1,424	USD	(15,890,416)	USD	125.00	6/15/2018	(555,360)
Allegheny Technologies, Inc.	Exchange Traded	5,611	USD	(15,127,256)	USD	25.00	4/20/2018	(1,851,630)
Allegheny Technologies, Inc.	Exchange Traded	1,573	USD	(4,240,808)	USD	27.50	4/20/2018	(298,870)
Armstrong World Industries, Inc.	Exchange Traded	234	USD	(1,467,180)	USD	60.00	3/16/2018	(87,750)
Ball Corp.	Exchange Traded	87	USD	(333,036)	USD	40.00	2/16/2018	(3,045)
BlackBerry Ltd.	Exchange Traded	4,120	USD	(4,202,400)	USD	12.00	3/16/2018	(412,000)
BlackBerry Ltd.	Exchange Traded	2,000	USD	(2,040,000)	USD	12.50	2/16/2018	(104,000)
BlackBerry Ltd.	Exchange Traded	7,989	USD	(8,148,780)	USD	12.50	6/15/2018	(1,150,416)
BlackBerry Ltd.	Exchange Traded	2,000	USD	(2,040,000)	USD	14.00	3/16/2018	(56,000)
Chemours Co. (The)	Exchange Traded	440	USD	(2,271,280)	USD	52.50	2/16/2018	(83,600)
Chemours Co. (The)	Exchange Traded	431	USD	(2,224,822)	USD	54.00	3/2/2018	(68,960)
Chemours Co. (The)	Exchange Traded	648	USD	(3,344,976)	USD	55.00	3/2/2018	(81,000)
Chemours Co. (The)	Exchange Traded	422	USD	(2,178,364)	USD	55.00	3/16/2018	(70,052)
Eagle Pharmaceuticals, Inc.	Exchange Traded	188	USD	(1,123,676)	USD	55.00	3/16/2018	(132,540)
eBay, Inc.	Exchange Traded	798	USD	(3,238,284)	USD	40.00	3/2/2018	(161,196)
eBay, Inc.	Exchange Traded	2,366	USD	(9,601,228)	USD	41.00	3/2/2018	(317,044)
Flex Ltd.	Exchange Traded	6,486	USD	(11,681,286)	USD	18.00	2/16/2018	(265,926)
Flex Ltd.	Exchange Traded	311	USD	(560,111)	USD	18.00	3/16/2018	(19,282)
Flex Ltd.	Exchange Traded	1,500	USD	(2,701,500)	USD	19.00	3/2/2018	(23,250)
Flex Ltd.	Exchange Traded	1,500	USD	(2,701,500)	USD	19.00	3/16/2018	(36,000)
Flex Ltd.	Exchange Traded	1,000	USD	(1,801,000)	USD	19.00	4/20/2018	(40,000)
General Dynamics Corp.	Exchange Traded	250	USD	(5,562,000)	USD	210.00	5/18/2018	(475,000)
General Dynamics Corp.	Exchange Traded	2,825	USD	(62,850,600)	USD	215.00	5/18/2018	(4,350,500)
General Dynamics Corp.	Exchange Traded	668	USD	(14,861,664)	USD	225.00	5/18/2018	(601,200)
Halozyme Therapeutics, Inc.	Exchange Traded	2,500	USD	(4,670,000)	USD	19.00	3/16/2018	(218,750)
Halozyme Therapeutics, Inc.	Exchange Traded	5,351	USD	(9,995,668)	USD	19.00	6/15/2018	(936,425)
Halozyme Therapeutics, Inc.	Exchange Traded	5,500	USD	(10,274,000)	USD	20.00	3/16/2018	(302,500)
Halozyme Therapeutics, Inc.	Exchange Traded	1,000	USD	(1,868,000)	USD	20.00	6/15/2018	(145,000)
HP, Inc.	Exchange Traded	1,195	USD	(2,786,740)	USD	21.00	3/16/2018	(312,493)
HP, Inc.	Exchange Traded	1,224	USD	(2,854,368)	USD	21.00	5/18/2018	(340,272)
Huntsman Corp.	Exchange Traded	2,965	USD	(10,250,005)	USD	34.00	2/16/2018	(240,165)
Huntsman Corp.	Exchange Traded	703	USD	(2,430,271)	USD	34.00	3/16/2018	(119,510)
Huntsman Corp.	Exchange Traded	667	USD	(2,305,819)	USD	35.00	3/16/2018	(76,705)
Innoviva, Inc.	Exchange Traded	801	USD	(1,168,659)	USD	15.00	3/16/2018	(88,110)
Innoviva, Inc.	Exchange Traded	1,577	USD	(2,300,843)	USD	15.00	6/15/2018	(212,895)
International Paper Co.	Exchange Traded	713	USD	(4,481,918)	USD	62.50	4/20/2018	(181,815)
KLX, Inc.	Exchange Traded	587	USD	(4,147,742)	USD	70.00	8/17/2018	(413,835)
KLX, Inc.	Exchange Traded	1,629	USD	(11,510,514)	USD	70.00	11/16/2018	(1,417,230)
Molina Healthcare, Inc.	Exchange Traded	436	USD	(3,983,296)	USD	75.00	2/16/2018	(747,740)

See Notes to Schedule of Investments.

(Continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Molina Healthcare, Inc.	Exchange Traded	1,660	USD	(15,165,760)	USD	75.00	3/16/2018	$(2,888,400)
Molina Healthcare, Inc.	Exchange Traded	719	USD	(6,568,784)	USD	80.00	3/16/2018	(941,890)
Molina Healthcare, Inc.	Exchange Traded	537	USD	(4,906,032)	USD	85.00	2/16/2018	(459,135)
Molina Healthcare, Inc.	Exchange Traded	432	USD	(3,946,752)	USD	90.00	6/15/2018	(419,040)
Olin Corp.	Exchange Traded	1,174	USD	(4,376,672)	USD	34.00	2/16/2018	(399,160)
Owens Corning	Exchange Traded	1,643	USD	(15,274,971)	USD	80.00	2/16/2018	(2,176,975)
Packaging Corp. of America	Exchange Traded	2,000	USD	(25,126,000)	USD	120.00	4/20/2018	(1,460,000)
Pentair plc	Exchange Traded	871	USD	(6,227,650)	USD	70.00	2/16/2018	(187,265)
Pentair plc	Exchange Traded	321	USD	(1,848,639)	USD	70.00	3/16/2018	(118,770)
Pentair plc	Exchange Traded	872	USD	(5,021,848)	USD	75.00	5/18/2018	(163,064)
Post Holdings, Inc.	Exchange Traded	477	USD	(3,609,459)	USD	80.00	2/16/2018	(38,160)
S&P Global, Inc.	Exchange Traded	447	USD	(8,095,170)	USD	160.00	2/16/2018	(967,755)
S&P Global, Inc.	Exchange Traded	133	USD	(2,408,630)	USD	170.00	5/18/2018	(207,480)
S&P Global, Inc.	Exchange Traded	379	USD	(6,863,690)	USD	180.00	5/18/2018	(342,995)
T-Mobile US, Inc.	Exchange Traded	1,792	USD	(11,665,920)	USD	65.00	2/16/2018	(327,936)
T-Mobile US, Inc.	Exchange Traded	352	USD	(2,291,520)	USD	66.00	2/23/2018	(51,040)
T-Mobile US, Inc.	Exchange Traded	355	USD	(2,311,050)	USD	66.00	3/2/2018	(59,285)
Tyson Foods, Inc.	Exchange Traded	1,126	USD	(8,569,986)	USD	80.00	2/16/2018	(133,994)
Tyson Foods, Inc.	Exchange Traded	3,164	USD	(24,081,204)	USD	80.00	4/20/2018	(680,260)
Tyson Foods, Inc.	Exchange Traded	500	USD	(3,805,500)	USD	82.50	4/20/2018	(70,000)
Univar, Inc.	Exchange Traded	533	USD	(1,591,538)	USD	30.00	3/16/2018	(69,290)
Versum Materials, Inc.	Exchange Traded	4,887	USD	(17,984,160)	USD	37.50	3/16/2018	(562,005)
Visteon Corp.	Exchange Traded	493	USD	(6,412,944)	USD	125.00	3/16/2018	(428,910)
Visteon Corp.	Exchange Traded	168	USD	(2,185,344)	USD	135.00	3/16/2018	(57,960)
Western Digital Corp.	Exchange Traded	361	USD	(3,212,178)	USD	85.00	4/20/2018	(267,140)
Western Digital Corp.	Exchange Traded	147	USD	(1,308,006)	USD	87.50	4/20/2018	(86,730)
Western Digital Corp.	Exchange Traded	48	USD	(427,104)	USD	90.00	3/16/2018	(16,176)
Western Digital Corp.	Exchange Traded	228	USD	(2,028,744)	USD	90.00	4/20/2018	(106,020)
Wyndham Worldwide Corp.	Exchange Traded	250	USD	(3,103,250)	USD	120.00	5/18/2018	(222,500)
Wyndham Worldwide Corp.	Exchange Traded	3,777	USD	(46,883,901)	USD	125.00	5/18/2018	(2,341,740)
Total Written Options Contracts (Premiums Received ($29,945,528))								$(33,743,670)

Abbreviations

USD	United States Dollar

See Notes to Schedule of Investments.

(Continued)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	8.4%
Airlines	0.2
Auto Components	5.9
Biotechnology	5.5
Building Products	3.8
Capital Markets	3.1
Chemicals	13.2
Construction Materials	5.3
Containers & Packaging	11.1
Electronic Equipment, Instruments & Components	1.9
Food & Staples Retailing	0.6
Food Products	5.3
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	8.0
Internet Software & Services	2.8
Machinery	2.5
Metals & Mining	2.7
Pharmaceuticals	2.0
Professional Services	0.5
Semiconductors & Semiconductor Equipment	1.5
Software	2.7
Technology Hardware, Storage & Peripherals	8.0
Trading Companies & Distributors	1.9
Wireless Telecommunication Services	1.5
Short-Term Investments	1.3
Total Investments	101.3%

See Notes to Schedule of Investments.

(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R3 shares, Class R4 shares and Class R5 shares (which collectively launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds’ prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2018, the First Eagle Global Cayman Fund, Ltd. has $3,776,216,963 in net assets, representing 6.35% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2018, the First Eagle Overseas Cayman Fund, Ltd. has $1,082,283,129 in net assets, representing 5.78% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2018, the First Eagle U.S. Value Cayman Fund, Ltd. has $210,230,815 in net assets, representing 9.77% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd.

All intercompany transactions and balances have been eliminated. As of January 31, 2018, the First Eagle Gold Cayman Fund, Ltd. has $275,973,112 in net assets, representing 22.67% of the Gold Fund’s net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official closing price (last sales price if an official closing price is not available) on the primary trading exchange as of the close of business. If there are no round lot sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ, in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the indicative mean of the best-bid/best-offer immediately prior to the time trading on the NYSE closes (normally 4:00 pm Eastern Time), as provided by an independent pricing source.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates as of the NYSE close (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the “Committee”) to oversee the execution of the valuation and liquidity procedures for the Funds.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2018:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$26,098,059,180	$16,870,293,341	$72,933,343		$43,041,285,864
Corporate Bonds	—	5,337,159	18,623,250		23,960,409
Commodity *	4,185,818,924	—	—		4,185,818,924
Foreign Government Securities	—	617,872,791	—	^	617,872,791
Short-Term Investments	39,349	11,521,408,590	—		11,521,447,939
U.S. Treasury Obligations	—	113,158,920	—		113,158,920
Forward Foreign Currency Exchange Contracts**	—	3,570,808	—		3,570,808
Total	$30,283,917,453	$29,131,641,609	$91,556,593		$59,507,115,655

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(83,938,441)	$—		$(83,938,441)
Total	$—	$(83,938,441)	$—		$(83,938,441)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $366,860,523 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at January 31, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $214,007,223 were transferred from Level 2 to Level 1 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at January 31, 2018, these securities were valued using quoted market prices in active markets.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^ Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2018 was as follows:

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance —market value	$67,646,852	$24,461,850	$—	^	$92,108,702

Purchases(1)	—	—	—		—

Sales(2)	—	—	—		—
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	—	—		—

Realized Gains (Losses)	—	(3,611,955)	—		(3,611,955)
Change in Unrealized Appreciation (Depreciation)	5,286,491	(2,226,645)	—		3,059,846
Ending Balance — market value	$72,933,343	$18,623,250	$—	^	$91,556,593
Change in unrealized gains or (losses) relating to assets still held at reporting date	$5,286,491	$(2,226,645)	$—		$3,059,846

^ Fair value represents zero.

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$15,275,761		Comparable Security	Market Discount	30% (30%)
	$57,657,582		Market Comparable Companies	Enterprise Value Multiple	0.93x - 14.84x (5.90x)
Common Stocks	$72,933,343
Foreign Government Securities	$—	^	Discounted Cash Flow	Estimated Recoverability	0% (0%)
Corporate Bonds	$18,623,250		Market Comparable Companies	Enterprise Value Multiple	0.93x - 14.84x (5.90x)
Total	$91,556,593

^ Fair value represents zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in estimated recoverability may increase (decrease) the fair value measurement.

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3‡	Total
Assets:†
Common Stocks	$3,592,753,893	$9,743,476,230	$111,890,088	$13,448,120,211
Corporate Bond	—	—	12,415,500	12,415,500
Commodity *	1,350,611,714	—	—	1,350,611,714
Foreign Government Securities	—	321,713,645	—	321,713,645
Short-Term Investments	38,961	3,567,338,904	—	3,567,377,865
U.S. Treasury Obligations	—	35,704,362	—	35,704,362
Forward Foreign Currency Exchange Contracts**	—	1,911,677	—	1,911,677
Total	$4,943,404,568	$13,670,144,818	$124,305,588	$18,737,854,974

Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(47,976,018)	$—	$(47,976,018)
Total	$—	$(47,976,018)	$—	$(47,976,018)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $270,780,372 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at January 31, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $160,917,623 were transferred from Level 2 to Level 1 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at January 31, 2018, these securities were valued using quoted market prices in active markets.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the three-month period ended January 31, 2018 was as follows:

	Common Stocks	Corporate Bonds	Total Value
Beginning Balance —market value	$103,200,268	$16,307,900	$119,508,168
Purchases(1)	—	—	—
Sales(2)	—	—	—
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	(2,405,413)	(2,405,413)

Change in Unrealized Appreciation (Depreciation)	8,689,820	(1,486,987)	7,202,833
Ending Balance — market value	$111,890,088	$12,415,500	$124,305,588
Change in unrealized gains or (losses) relating to assets still held at reporting date	$8,689,820	$(1,486,987)	$7,202,833

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at January 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$18,619,277	Comparable Security	Market Discount	30% (30%)
		Price of Recent Transaction	Recent Transaction	30.85€ (30.85€)
	$37,565,990	Market Comparable Companies	Enterprise Value Multiple	0.82x - 8.42x (2.79x)
	$55,704,821	Market Comparable Companies	Enterprise Value Multiple	0.93x - 14.84x (5.90x)
Common Stocks	$111,890,088
Corporate Bonds	$12,415,500	Market Comparable Companies	Enterprise Value Multiple	0.93x - 14.84x (5.90x)
Total	$124,305,588

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in recent transaction may increase (decrease) the fair value measurement.

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,574,263,042	$—	$—	$1,574,263,042
Corporate Bonds	—	24,749,728	—	24,749,728
Commodity *	210,204,657	—	—	210,204,657
Short-Term Investments	34,766	346,319,688	—	346,354,454
Total	$1,784,502,465	$371,069,416	$—	$2,155,571,881

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold bullion.

For the three-month period ended January 31, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$900,298,681	$3,863,415	$—	$904,162,096
Commodities *	275,974,756	—	—	275,974,756
Short-Term Investments	36,680	38,192,939	—	38,229,619
Warrant	50,395	—	—	50,395
Total	$1,176,360,512	$42,056,354	$—	$1,218,416,866

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold and silver bullion.

For the three-month period ended January 31, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the three-month period ended January 31, 2018 was as follows:

Convertible Bond
Beginning Balance —market value	$15,000,000
Purchases(1)	—
Sales(2)	(15,000,000)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$415,930,402	$402,775,759	$—		$818,706,161
Corporate Bonds	—	410,369,348	11,889,945	(b)	422,259,293
Closed End Fund	7,812,730	—	—		7,812,730
Commodity *	55,005,621	—	—		55,005,621
Foreign Government Securities	—	15,716,934	—		15,716,934
Loan Assignments	—	10,389,346	16,924,707	(b)	27,314,053
Preferred Stocks	1,757,268	—	—		1,757,268
Short-Term Investments	4,880	104,013,885	—		104,018,765
U.S. Treasury Obligations	—	37,912,432	—		37,912,432
Forward Foreign Currency Exchange Contracts**	—	33,359	—		33,359
Total	$480,510,901	$981,211,063	$28,814,652		$1,490,536,616

Description	Level 1	Level 2(a)	Level 3‡		Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(2,458,502)	$—		$(2,458,502)
Total	$—	$(2,458,502)	$—		$(2,458,502)

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $13,715,497 were transferred from Level 1 to Level 2 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at January 31, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $30,203,169 were transferred from Level 2 to Level 1 during the three-month period ended January 31, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at January 31, 2018, these securities were valued using quoted market prices in active markets.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the three-month period ended January 31, 2018 was as follows:

	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance —market value	$2,840,419	$16,763,123	$19,603,542
Purchases(1)	—	—	—
Sales(2)	(5,100,000)	(15,432)	(5,115,432)
Transfer In — Level 3	14,176,828 (3)	—	14,176,828
Transfer Out — Level 3	—	—	—
Accrued Amortization	(15,075)	13,379	(1,696)
Realized Gains (Losses)	51,546	187	51,733
Change in Unrealized Appreciation (Depreciation)	(63,773)	163,450	99,677
Ending Balance — market value	$11,889,945	$16,924,707	$28,814,652
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(63,773)	$163,450	$99,677

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(3) At October 31, 2017, this security was valued using brokers and pricing services; at January 31, 2018, this security was valued using other significant unobservable inputs.

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Corporate Bonds	$—	$325,394,330	$12,426,375	(b)	$337,820,705
Foreign Government Security	—	3,057,877	—		3,057,877
Loan Assignments	—	7,672,308	24,904,163	(b)	32,576,471
Short-Term Investments	—	50,713,590	—		50,713,590
Total	$—	$386,838,105	$37,330,538		$424,168,643

(a) Transfers into/out of Level 2 represent value as of the beginning of the period. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the three-month period ended January 31, 2018.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the three-month period ended January 31, 2018 was as follows:

	Common Stocks	Corporate Bonds		Loan Assignments	Total Value
Beginning Balance —market value	$2,603,164	$9,726,191		$23,239,667	$35,569,022
Purchases(1)	—	—		—	—
Sales(2)	(1,333,116)	—		(4,353,341)	(5,686,457)
Transfer In — Level 3	—	8,291,608	(3)	5,811,219 (3)	14,102,827
Transfer Out — Level 3	—	(5,545,339	)(4)	—	(5,545,339)
Accrued Amortization	—	18,840		(67,573)	(48,733)

Realized Gains (Losses)	(3,604,000)	—		(2,870,298)	(6,474,298)
Change in Unrealized Appreciation (Depreciation)	2,333,952	(64,925)		3,144,489	5,413,516

Ending Balance — market value	$—	$12,426,375		$24,904,163	$37,330,538
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$(64,925)		$3,144,489	$3,079,564

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(3) At October 31, 2017, this security was valued using brokers and pricing services; at January 31, 2018, this security was valued using other significant unobservable inputs.

(4) At October 31, 2017, this security was valued using other significant unobservable inputs; at January 31, 2018, this security was valued using brokers and pricing services.

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$2,193,840,104	$—	$—	$2,193,840,104
Options Purchased	50,534,600	—	—	50,534,600
Short-Term Investments	28,199,400	—	—	28,199,400
Total	$2,272,574,104	$—	$—	$2,272,574,104

Liabilities:
Written Options (Sold Short)	(33,743,670)	—	—	(33,743,670)
Total	$(33,743,670)	$—	$—	$(33,743,670)

† See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

c) Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the three-month period ended January 31, 2018, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts totaled $2,294,653,033, $1,297,437,436, and $53,851,336 for First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund, respectively.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2018, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized gains (losses)	Change in Appreciation (Depreciation)
Foreign currency	$3,570,808	$83,938,441	$(5,239,973)	$(110,253,307)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized gains (losses)	Change in Appreciation (Depreciation)
Foreign currency	$1,911,677	$47,976,018	$(3,125,790)	$(61,776,180)

First Eagle Gold Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized gains (losses)	Change in Appreciation (Depreciation)
Foreign currency	$—	$—	$(20,453)	$—

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized gains (losses)	Change in Appreciation (Depreciation)
Foreign currency	$33,359	$2,458,502	$(455,168)	$(2,642,943)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2018:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$3,570,808	$(3,570,808)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$13,594,835	$—	$—	$13,594,835
Goldman Sachs	16,391,251	—	(16,391,251)	—
HSBC Bank plc	22,644,786	—	—	22,644,786
JPMorgan Chase Bank	16,627,123	(3,570,808)	—	13,056,315
UBS AG	14,680,446	—	—	14,680,446
	$83,938,441	$(3,570,808)	$(16,391,251)	$63,976,382

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$1,911,677	$(1,911,677)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$8,646,015	$—	$—	$8,646,015
Goldman Sachs	10,010,357	—	(10,010,357)	—
HSBC Bank plc	13,086,548	—	—	13,086,548
JPMorgan Chase Bank	8,911,615	(1,911,677)	—	6,999,938
UBS AG	7,321,483	—	—	7,321,483
	$47,976,018	$(1,911,677)	$(10,010,357)	$36,053,984

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$33,359	$(33,359)	$—	$—

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$433,334	$—	$—	$433,334
Goldman Sachs	305,491	—	(305,491)	—
HSBC Bank plc	716,411	—	—	716,411
JPMorgan Chase Bank	622,214	(33,359)	—	588,855
UBS AG	381,052	—	—	381,052
	$2,458,502	$(33,359)	$(305,491)	$2,119,652

d) Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of January 31, 2018 for First Eagle Fund of America, portfolio securities valued at $530,077,372 were earmarked to cover collateral requirements for written options.

For the three-month period ended January 31, 2018 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 132,074 and 14,953 respectively.

At January 31, 2018, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized gains (losses)	Change in Appreciation (Depreciation)
Equity — Written options	$—	$33,743,670	$(4,207,577)	$15,268,028
Equity — Purchased options	50,534,600	—	(1,057,407)	1,551,844

Item 2. Controls and Procedures.

a)     The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mehdi Mahmud
Mehdi Mahmud, Principal Executive Officer		Date: March 28, 2018

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 28, 2018